As filed with the Securities and Exchange Commission on January 16, 1998.

                                                    1933 Act File No.
                                                    1940 Act File No.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                         Pre-Effective Amendment No. [ ]                   [ ]
                        Post-Effective Amendment No. [ ]                   [ ]
                                       and
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                    [X]
                                Amendment No. [ ]                          [ ]

                    LM INSTITUTIONAL FUND ADVISORS II, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIGALUPO                                BRYAN CHEGWIDDEN, ESQ.
100 Light Street                                     Ropes & Gray
Baltimore, Maryland 21202                            One International Place
(Name and Address of                                 Boston, Massachusetts 02110
  Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends the Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                    LM INSTITUTIONAL FUND ADVISORS II, INC.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents:

Cover Sheet

Table of Contents

Cross Reference Sheets

Part A

Prospectus for the following Portfolios:

Legg Mason Fund Adviser Large Cap Value Portfolio
Legg Mason Fund Adviser Mid Cap Value Portfolio
U.S. Small Cap Portfolio
Batterymarch Emerging Markets Portfolio
Batterymarch International Equity Portfolio
Legg Mason Fund Adviser/Western Asset Balanced Portfolio

Part B

Statement of Additional Information for the following Portfolios:

Legg Mason Fund Adviser Large Cap Value Portfolio
Legg Mason Fund Adviser Mid Cap Value Portfolio
U.S. Small Cap Portfolio
Batterymarch Emerging Markets Portfolio
Batterymarch International Equity Portfolio
Legg Mason Fund Adviser/Western Asset Balanced Portfolio

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

                    LM INSTITUTIONAL FUND ADVISORS II, INC.

               Legg Mason Fund Adviser Large Cap Value Portfolio
                Legg Mason Fund Adviser Mid Cap Value Portfolio
                            U.S. Small Cap Portfolio
                    Batterymarch Emerging Markets Portfolio
                  Batterymarch International Equity Portfolio
            Legg Mason Fund Adviser/Western Asset Balanced Portfolio

                             Cross Reference Sheet
                             ---------------------

Part A. Item No.            Prospectus Caption
----------------            ------------------

              1             Cover Page

              2             Prospectus Summary; Expense Information

              3             Financial Highlights; Performance Data

              4 Description of Each Portfolio and Its Investment Strategy; Common Investment Policies and Techniques; Risk Factors

              5             Management of the Portfolios; Expense Information;
                            Back Cover Page

              6             Dividends and Distributions to Shareholders; Tax
                            Information

              7             Purchase of Shares; Net Asset Value

              8             Redemption of Shares

              9             Not Applicable

                    LM INSTITUTIONAL FUND ADVISORS II, INC.

               Legg Mason Fund Adviser Large Cap Value Portfolio
                Legg Mason Fund Adviser Mid Cap Value Portfolio
                            U.S. Small Cap Portfolio
                    Batterymarch Emerging Markets Portfolio
                  Batterymarch International Equity Portfolio
            Legg Mason Fund Adviser/Western Asset Balanced Portfolio

                             Cross Reference Sheet
                             ---------------------

                                              Statement of Additional
Part B. Item No.                              Information Caption
----------------                              -----------------------

             10                               Cover Page

             11                               Table of Contents

             12                               Not Applicable

             13                               Additional Information About
                                                Investment Limitations and
                                                Policies

             14                               Management of the Portfolios

             15                               Principal Holders of Securities

             16                               Management of the Portfolios;
                                                Other Information

             17                               Portfolio Transactions and
                                                Brokerage

             18                               Other Information

             19                               Purchases and Redemptions

             20                               Additional Tax Information

             21                               Management of the Portfolios

             22                               Other Information

             23                               Financial Statements

LM INSTITUTIONAL FUND ADVISORS                                     April 1, 1998
--------------------------------------------------------------------------------


IMPORTANT INFORMATION!                                      EQUITY                                                  PAGE
------------------------------------------------------      ------------------------------------------------------------------
This prospectus offers shares in the fourteen, no-load      Legg Mason Fund Adviser Large Cap Value Portfolio
mutual funds comprising LM Institutional Fund               Legg Mason Fund Adviser Mid Cap Value Portfolio
Advisors (each a "Portfolio"). The Portfolios, which        U.S. Small Cap Portfolio
are intended to serve as investment vehicles for            Batterymarch Emerging Markets Portfolio
institutional investors such as pension plans,              Batterymarch International Equity Portfolio
endowments and foundations, offer two classes of            Western Asset Enhanced Equity Portfolio
shares:  the Institutional Class and the Financial          Legg Mason Fund Adviser/Western Asset
Intermediary Class.                                              Balanced Portfolio


This prospectus explains concisely what you should know     FIXED INCOME                                            PAGE
before investing in the Portfolios. Please read it          ------------------------------------------------------------------
carefully and keep it for future reference. You can find
more detailed information in the April 1, 1998 statement    Western Asset Money Market Portfolio
of additional information (the "SAI"), as amended from      Western Asset Government Money Market Portfolio
time to time. For a free copy of the SAI or other           Western Asset Limited Duration Portfolio
information, call Legg Mason Wood Walker, Inc. at           Western Asset Intermediate Portfolio
1-800-822-5544. The SAI has been filed with the             Western Asset Core Portfolio
Securities and Exchange Commission ("SEC") and is           Western Asset High Yield Portfolio
incorporated into this prospectus by reference.             Western Asset Non-U.S. Fixed Income Portfolio

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED      THE WESTERN ASSET HIGH YIELD PORTFOLIO MAY INVEST ALL
BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE       OF ITS ASSETS, AND EACH OF THE LEGG MASON FUND ADVISER
SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE          LARGE CAP VALUE PORTFOLIO AND THE LEGG MASON FUND
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY                ADVISER MID CAP VALUE PORTFOLIO MAY INVEST UP TO 35%
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.       OF ITS TOTAL ASSETS, IN LOWER-RATED BONDS, COMMONLY
                                                            KNOWN AS "JUNK BONDS."  INVESTMENTS OF THIS TYPE ARE
PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF,        SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND
OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION,    NONPAYMENT OF INTEREST.  INVESTORS SHOULD CAREFULLY
ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE            ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER         PORTFOLIOS.  FOR MORE INFORMATION CONCERNING THESE
AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS       RISKS, SEE "COMMON  INVESTMENT POLICIES AND
OF THE PRINCIPAL AMOUNT INVESTED.                           TECHNIQUES; RISK FACTORS."

                                                            AN INVESTMENT IN THE WESTERN ASSET MONEY MARKET
                                                            PORTFOLIO OR THE WESTERN ASSET GOVERNMENT MONEY
                                                            MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY
                                                            THE U.S. GOVERNMENT.  THERE CAN BE NO ASSURANCE THAT
                                                            EITHER PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET
                                                            ASSET VALUE OF $1.00 PER SHARE.

                                                            [Legg Mason Institutional Fund Advisors Logo Appears Here]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PROSPECTUS SUMMARY                                                     4
EXPENSE INFORMATION                                                    7
      Legg Mason Fund Adviser Large Cap Value Portfolio                7
      Legg Mason Fund Adviser Mid Cap Value Portfolio                  8
      U.S. Small Cap Portfolio                                         8
      Batterymarch Emerging Markets Portfolio                          9
      Batterymarch International Equity Portfolio                      9
      Western Asset Enhanced Equity Portfolio                         10
      Legg Mason Fund Adviser/Western Asset Balanced Portfolio        10
      Western Asset Money Market Portfolio                            11
      Western Asset Government Money Market Portfolio                 11
      Western Asset Limited Duration Portfolio                        12
      Western Asset Intermediate Portfolio                            12
      Western Asset Core Portfolio                                    13
      Western Asset High Yield Portfolio                              13
      Western Asset Non-U.S. Fixed Income Portfolio                   14
FINANCIAL HIGHLIGHTS                                                  16
      Western Asset Limited Duration Portfolio                        16
      Western Asset Intermediate Portfolio                            17
      Western Asset Core Portfolio                                    18
DESCRIPTION OF EACH PORTFOLIO AND ITS
      INVESTMENT STRATEGY                                             20
      Legg Mason Fund Adviser Large Cap Value Portfolio               20
      Legg Mason Fund Adviser Mid Cap Value Portfolio                 21
      U.S. Small Cap Portfolio                                        22
      Batterymarch Emerging Markets Portfolio                         24
      Batterymarch International Equity Portfolio                     25
      Western Asset Enhanced Equity Portfolio                         26
      Legg Mason Fund Adviser/Western Asset Balanced Portfolio        28
      Western Asset Money Market Portfolio                            28
      Western Asset Government Money Market Portfolio                 29
      Western Asset Limited Duration Portfolio
      Western Asset Intermediate Portfolio
      Western Asset Core Portfolio                                    31
      Western Asset High Yield Portfolio                              33
      Western Asset Non-U.S. Fixed Income Portfolio                   34
COMMON INVESTMENT POLICIES AND TECHNIQUES;
      RISK FACTORS                                                    37
      Foreign Securities                                              37

      Options and Futures                                             40
      Foreign Currency Exchange Transactions                          42
      Preferred Stocks and Convertible Securities                     43
      Debt and Fixed Income Securities                                44
      Commercial Paper and Other Short-term Investments               50
      Duration                                                        51
      Loan Participations and Assignments                             51
      Indexed Securities and Structured Notes                         52
      Forward Commitments                                             53
      Restricted and Illiquid Securities                              54
      Securities of Other Investment Companies                        54
      Repurchase Agreements                                           54
      Reverse Repurchase Agreements and Other Borrowing               55
      Loans of Portfolio Securities                                   55
      Portfolio Turnover                                              56
      Alternative Investment Strategies                               56
      New Investment Products                                         57
      Investment Policies                                             57
PERFORMANCE DATA                                                      57
MANAGEMENT OF THE PORTFOLIOS                                          58
      Boards of Directors                                             58
      Manager, Advisers                                               58
      The Distributor                                                 61
      Portfolio Transactions                                          62
      Administrator                                                   62
      Expenses                                                        62
ORGANIZATION AND HISTORY                                              62
PURCHASE OF SHARES                                                    63
      Initial Investment                                              63
      Additional Investments                                          65
      Other Purchase Information                                      65
      Retirement Plans                                                66
      Account Registration Changes                                    66
DISTRIBUTION PLANS                                                    66
REDEMPTION OF SHARES                                                  67
      Signature Guarantee                                             68
EXCHANGE PRIVILEGE                                                    69
NET ASSET VALUE                                                       69
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                           70
TAX INFORMATION                                                       71
APPENDIX A -- SECURITIES RATINGS                                     A-1

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------



                                    GENERAL
--------------------------------------------------------------------------------

         LM Institutional Fund Advisors (the "Portfolios") are fourteen separate investment portfolios of two open-end management investment companies ("mutual funds"). LM Institutional Fund Advisors I, Inc. and LM Institutional Fund Advisors II, Inc. were organized as Maryland corporations on May 16, 1990 and ______________, 1998, respectively.

                          COMPARISON OF THE PORTFOLIOS
--------------------------------------------------------------------------------

         The following chart provides general information about each Portfolio. It is qualified in its entirety by the more complete descriptions of the Portfolios appearing in this prospectus.


------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS                  INVESTMENT OBJECTIVES                 PRIMARY INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser            Long-term growth of capital           Large cap equity securities that are
Large Cap Value Portfolio                                                undervalued
------------------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser            Capital appreciation                  Mid cap equity securities that are
Mid Cap Value Portfolio                                                  undervalued
------------------------------------------------------------------------------------------------------------------
U.S. Small Cap Portfolio           Long-term capital appreciation        Small cap equity securities
------------------------------------------------------------------------------------------------------------------
Batterymarch Emerging              Long-term capital appreciation        Emerging market equity securities
Markets Portfolio
------------------------------------------------------------------------------------------------------------------
Batterymarch International         Long-term total return                Foreign equity securities
Equity Portfolio
------------------------------------------------------------------------------------------------------------------
Western Asset Enhanced             Long-term total return                S&P 500 derivatives and stocks, and a
Equity Portfolio                                                         broad range of fixed income securities
------------------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser/           Long-term capital appreciation        Mix of equity and fixed income securities
Western Asset Balanced             and current income in order to
Portfolio                          achieve an attractive total
                                   investment return consistent with
                                   reasonable risk
------------------------------------------------------------------------------------------------------------------

                                      -4-


FIXED INCOME PORTFOLIOS            INVESTMENT OBJECTIVES                 PRIMARY INVESTMENTS
------------------------------------------------------------------------------------------------------------------
Western Asset Money Market         Obtain high current income            Money market instruments
Portfolio                          consistent with liquidity and
                                   conservation of principal
------------------------------------------------------------------------------------------------------------------
Western Asset Government           Obtain high current income            U.S. Government money market
Money Market Portfolio             consistent with liquidity and         instruments
                                   conservation of principal
------------------------------------------------------------------------------------------------------------------
Western Asset Limited              Maximize total return, consistent     Short and intermediate maturity fixed
Duration Portfolio                 with prudent investment               income securities.  Overall duration 1-3
                                   management and liquidity needs,       years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
------------------------------------------------------------------------------------------------------------------
Western Asset Intermediate         Maximize total return, consistent     Short and intermediate maturity fixed
Portfolio                          with prudent investment               income securities.  Overall duration 2-4
                                   management and liquidity needs,       years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
------------------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio       Maximize total return, consistent     Broad range of fixed income securities.
                                   with prudent investment               Overall duration currently expected to be
                                   management and liquidity needs,       4-6 years.
                                   by investing to obtain the average
                                   duration specified for the
                                   Portfolio
------------------------------------------------------------------------------------------------------------------
Western Asset High Yield           Maximize total return, consistent     Lower-rated fixed income securities
Portfolio                          with prudent investment
                                   management
------------------------------------------------------------------------------------------------------------------
Western Asset Non-U.S.             Maximize total return, consistent     Foreign fixed income securities
Fixed Income Portfolio             with prudent investment
                                   management
------------------------------------------------------------------------------------------------------------------

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information. The minimum initial investment is $1 million, subject to certain exceptions. See "Purchase of Shares."

                           REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------

         Shares of each Portfolio may be redeemed without cost at the relevant net asset value per share next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See "Redemption of Shares." Shares of any Portfolio may be exchanged on the basis of relative net asset values for shares of the same class of any other Portfolio. See "Exchange Privilege."

                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

         The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio declare dividends daily (out of their net investment income for that day) and pay dividends monthly. The Legg Mason Fund Adviser Large Cap Value Portfolio, the Western Asset Enhanced Equity Portfolio, the Legg Mason Fund Adviser/Western Asset Balanced Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Core Portfolio, the Western Asset High Yield Portfolio and the Western Asset Non-U.S. Fixed Income Portfolio declare and pay dividends quarterly out of their net investment income for that quarter. All other Portfolios declare and pay dividends annually out of their net investment income for that year. Distributions of net realized capital gains are made annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the same class of the same Portfolio, unless cash payment is requested. See "Dividends and Distributions to Shareholders."

EXPENSE INFORMATION
--------------------------------------------------------------------------------

         Expenses are one of several factors to consider when investing. The following tables contain expense information about the Portfolios based on the most recent fiscal year (in the case of the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio) or amounts estimated to be incurred in the current fiscal year (in the case of the other Portfolios). The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods, assuming 5% annual return and redemption at the end of each period. The paragraph following the tables and examples contains additional information about the tables, the examples and the Portfolios' expenses.

               LEGG MASON FUND ADVISER LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 8
TRANSACTION EXPENSES            None                None              3 years            $24

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .50%                .50%              1 year             $10
      (reflecting expense                                             3 years            $32
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                ----
Total
Operating Expenses              .75%               1.00%
                                ===                ====
(reflecting expense
      limitations)

                LEGG MASON FUND ADVISER MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 8
TRANSACTION EXPENSES            None                None              3 years            $24

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .50%                .50%              1 year             $10
      (reflecting expense                                             3 years            $32
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                ----
Total
Operating Expenses              .75%               1.00%
                                ===                ====
(reflecting expense
      limitations)


                            U.S. SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 9
TRANSACTION EXPENSES            None                None              3 years            $27

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .60%                .60%              1 year             $11
      (reflecting expense                                             3 years            $35
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                ----
Total
Operating Expenses              .85%               1.10%
                                ===                ====
(reflecting expense
      limitations)

                    BATTERYMARCH EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $15
TRANSACTION EXPENSES            None                None              3 years            $46

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .60%                .60%              1 year             $17
      (reflecting expense                                             3 years            $54
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .85%                .85%
                               ----                ----
Total
Operating Expenses             1.45%               1.70%
                               ====                ====
(reflecting expense
      limitations)


                  BATTERYMARCH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $10
TRANSACTION EXPENSES            None                None              3 years            $32

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .60%                .60%              1 year             $13
      (reflecting expense                                             3 years            $40
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .40%                .40%
                               ----                ----
Total
Operating Expenses             1.00%               1.25%
                               ====                ====
(reflecting expense
      limitations)

                    WESTERN ASSET ENHANCED EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 7
TRANSACTION EXPENSES            None                None              3 years            $21

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .40%                .40%              1 year             $ 9
      (reflecting expense                                             3 years            $29
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                 ---
Total
Operating Expenses              .65%                .90%
                                ===                 ===
(reflecting expense
      limitations)


            LEGG MASON FUND ADVISER/WESTERN ASSET BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 8
TRANSACTION EXPENSES            None                None              3 years            $24

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .50%                .50%              1 year             $10
      (reflecting expense                                             3 years            $32
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                ----
Total
Operating Expenses              .75%               1.00%
                                ===                ====
(reflecting expense
      limitations)

                      WESTERN ASSET MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 4
TRANSACTION EXPENSES            None                None              3 years            $13

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .10%                .10%              1 year             $ 5
      (reflecting expense                                             3 years            $16
      limitations)
      12b-1 Fees                None                .10%
      Other Expenses            .30%                .30%
                                ---                 ---
Total
Operating Expenses              .40%                .50%
                                ===                 ===
(reflecting expense
      limitations)


                WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 4
TRANSACTION EXPENSES            None                None              3 years            $13

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .10%                .10%              1 year             $ 5
      (reflecting expense                                             3 years            $16
      limitations)
      12b-1 Fees                None                .10%
      Other Expenses            .30%                .30%
                                ---                 ---
Total
Operating Expenses              .40%                .50%
                                ===                 ===
(reflecting expense
      limitations)

                    WESTERN ASSET LIMITED DURATION PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 4
TRANSACTION EXPENSES            None                None              3 years            $13
                                                                      5 years            $22
                                                                      10 years           $51

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .20%                .20%              1 year             $ 7
      (reflecting expense                                             3 years            $21
      limitations)                                                    5 years            $36
      12b-1 Fees                None                .25%              10 years           $81
      Other Expenses            .20%                .20%
                                ---                 ---
Total
Operating Expenses              .40%                .65%
                                ===                 ===
(reflecting expense
      limitations)


                      WESTERN ASSET INTERMEDIATE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 5
TRANSACTION EXPENSES            None                None              3 years            $14
                                                                      5 years            $25
                                                                      10 years           $57

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .25%                .25%              1 year             $ 7
      (reflecting expense                                             3 years            $22
      limitations)                                                    5 years            $39
      12b-1 Fees                None                .25%              10 years           $87
      Other Expenses            .20%                .20%
                                ---                 ---
Total
Operating Expenses              .45%                .70%
                                ===                 ===
(reflecting expense
      limitations)

                          WESTERN ASSET CORE PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 5
TRANSACTION EXPENSES            None                None              3 years            $16
                                                                      5 years            $28
                                                                      10 years           $63

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .30%                .30%              1 year             $ 8
      (reflecting expense                                             3 years            $24
      limitations)                                                    5 years            $42
      12b-1 Fees                None                .25%              10 years           $93
      Other Expenses            .20%                .20%
                                ---                 ---
Total
Operating Expenses              .50%                .75%
                                ===                 ===
(reflecting expense
      limitations)


                       WESTERN ASSET HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 6
TRANSACTION EXPENSES            None                None              3 years            $18

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .30%                .30%              1 year             $ 8
      (reflecting expense                                             3 years            $26
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                 ---
Total
Operating Expenses              .55%                .80%
                                ===                 ===
(reflecting expense
      limitations)

                 WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                           Institutional           Financial
                               Class          Intermediary Class      Institutional Class Example
                           -------------      ------------------      ---------------------------
SHAREHOLDER                                                           1 year             $ 6
TRANSACTION EXPENSES            None                None              3 years            $18

ANNUAL FUND
OPERATING EXPENSES                                                    Financial Intermediary
(AS A PERCENTAGE OF                                                       Class Example
 AVERAGE NET ASSETS)                                                  ----------------------

      Management Fees           .30%                .30%              1 year             $ 8
      (reflecting expense                                             3 years            $26
      limitations)
      12b-1 Fees                None                .25%
      Other Expenses            .25%                .25%
                                ---                 ---
Total
Operating Expenses              .55%                .80%
                                ===                 ===
(reflecting expense
      limitations)

        The tables are provided to help you understand the expenses of investing in a Portfolio and your share of the Portfolio's operating expenses. The management fees shown in the table for each Portfolio reflect voluntary expense limitations currently in effect. In the absence of such limitations, management fees and total operating expenses for each Portfolio would be:

                                                                                                          TOTAL OPERATING
                                                                                   MANAGEMENT FEE             EXPENSES
                  PORTFOLIO                                      CLASS           WITHOUT LIMITATION      WITHOUT LIMITATION
                  ---------                                      -----           ------------------      ------------------
Legg Mason Fund Adviser Large Cap Value                 Institutional                  0.60%                   0.85%
   Portfolio                                            Financial Intermediary         0.60%                   1.10%

Legg Mason Fund Adviser Mid Cap Value                   Institutional                  0.60%                   0.85%
   Portfolio                                            Financial Intermediary         0.60%                   1.10%

U.S. Small Cap Portfolio                                Institutional                  0.65%                   0.90%
                                                        Financial Intermediary         0.65%                   1.15%

Batterymarch Emerging Markets Portfolio                 Institutional                  0.65%                   1.50%
                                                        Financial Intermediary         0.65%                   1.75%

Batterymarch International Equity Portfolio             Institutional                  0.65%                   1.05%
                                                        Financial Intermediary         0.65%                   1.30%

Western Asset Enhanced Equity Portfolio                 Institutional                  0.50%                   0.75%
                                                        Financial Intermediary         0.50%                   1.00%

Legg Mason Fund Adviser/Western Asset                   Institutional                  0.60%                   0.85%
   Balanced Portfolio                                   Financial Intermediary         0.60%                   1.10%

Western Asset Money Market Portfolio                    Institutional                  0.25%                   0.55%
                                                        Financial Intermediary         0.25%                   0.65%

Western Asset Government Money Market                   Institutional                  0.25%                   0.55%
   Portfolio                                            Financial Intermediary         0.25%                   0.65%

Western Asset Limited Duration Portfolio                Institutional                  0.30%                   0.50%
                                                        Financial Intermediary         0.30%                   0.75%

Western Asset Intermediate Portfolio                    Institutional                  0.40%                   0.60%
                                                        Financial Intermediary         0.40%                   0.85%

Western Asset Core Portfolio                            Institutional                  0.45%                   0.65%
                                                        Financial Intermediary         0.45%                   0.90%

Western Asset High Yield Portfolio                      Institutional                  0.45%                   0.70%
                                                        Financial Intermediary         0.45%                   0.95%

Western Asset Non-U.S. Fixed Income                     Institutional                  0.40%                   0.65%
   Portfolio                                            Financial Intermediary         0.40%                   0.90%

"Other expenses" are based on estimated amounts for the current fiscal year in the case of each of the Portfolios other than the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio. The examples do not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual returns will vary.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         The tables on the following pages present financial highlights for the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio. This information has been obtained from audited financial statements which are included in each Portfolio's annual report and are incorporated by reference in this prospectus and in the SAI (available upon request). The financial statements in the annual
reports were audited by [                  ], the Portfolio's independent
accountants whose unqualified report covers the most recent five year period. Each Portfolio's Annual Report, which contains unaudited performance information, is available without charge upon request. The following information should be read in conjunction with the Portfolios' audited financial statements and related notes. No information is provided with respect to the other Portfolios because they had not commenced operations as of the date of this Prospectus.

                    WESTERN ASSET LIMITED DURATION PORTFOLIO
--------------------------------------------------------------------------------

Years Ended June 30,                                                1997                1996(A)
---------------------------------------------------------------     ----                -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $100.76             $100.00
                                                                   -------             -------

Net investment income (B)                                             5.94                0.84
Net realized and unrealized gain (loss) on investments, options
     and futures                                                      1.34               (0.08)
                                                                   -------             -------

Total from investment operations                                      7.28                0.76
                                                                   -------             -------
Distributions to shareholders from:
  Net investment income                                              (5.31)                 --
  Net realized gain on investments                                   (0.37)                 --
                                                                   -------             -------
Total distributions                                                  (5.68)                 --
                                                                   -------             -------
Net asset value, end of period                                     $102.36             $100.76
                                                                   =======             =======
Total return                                                          7.42%               0.76%(C)

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (B)                                                         .41%               0.50%(D)
  Net investment income (B)                                           6.24%               5.58%(D)
Portfolio turnover rate                                             435.47%              1,042%(D)
Net assets, end of period (in thousands)                           $26,537             $16,110

----------------
(A) For the period May 1, 1996 (commencement of operations) to June 30, 1996.

(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% until June 30, 1996 and 0.40% until October 30, 1998; and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $60,550 and $7,212 were waived for the year ended June 30, 1997 and the period ended June 30, 1996, respectively. In the absence of this limitation, the ratio of expenses to average net assets would have been 1.20% and 0.80%, respectively.

(C) Not Annualized

(D) Annualized
                                      -16-

                      WESTERN ASSET INTERMEDIATE PORTFOLIO
--------------------------------------------------------------------------------


Years Ended June 30,                                                  1997                1996              1995
-------------------------------------------------------               ----                ----              ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                  $104.83             $107.36           $100.00
                                                                    -------             -------           -------
Net investment income (A)                                              5.49                5.41              3.86
Net realized and unrealized gain (loss) on investments,
  options and futures                                                  3.00               (0.06)             6.02
                                                                    -------             -------           -------
Total from investment operations                                       8.49                5.35              9.88
                                                                    -------             -------           -------
Distributions to shareholders from:
  Net investment income                                               (5.42)              (5.35)            (2.47)
  Net realized gain on investments                                    (0.71)              (2.53)            (0.05)
                                                                    -------             -------           -------
Total distributions                                                   (6.13)              (7.88)            (2.52)
                                                                    -------             -------           -------
Net asset value, end of year                                        $107.19             $104.83           $107.36
                                                                    =======             =======           =======
Total return                                                           8.32%               5.15%            10.08%

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (A)                                                          .45%               0.50%             0.50%
  Net investment income (A)                                            6.33%               6.28%             6.11%
Portfolio turnover rate                                              419.26%             841.89%           764.45%
Net assets, end of year (in thousands)                             $224,497             $66,079           $20,313

---------------
(A) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% until June 30, 1996 and 0.45% until October 30, 1998; and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $158,505, $130,938 and $29,571 were waived for the years ended June 30, 1997, 1996 and 1995, respectively. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.55%, 1.03% and 1.60%, respectively.

                          WESTERN ASSET CORE PORTFOLIO
--------------------------------------------------------------------------------


Years Ended June 30,                          1997        1996        1995         1994          1993         1992       1991(A)
------------------------------------------    ----        ----        ----         ----          ----         ----       -------
PER SHARE OPERATING
PERFORMANCE:
 Net asset value, beginning of period       $110.46      $112.17     $105.02      $116.64       $112.04      $106.28    $100.00
                                            -------      -------     -------      -------       -------      -------    -------

Net investment income(B)                       7.05         6.70        6.82         5.64          6.57         6.90       6.66
Net realized and unrealized gain (loss) on
investments, options and futures               1.86        (1.36)       7.19        (6.28)         8.71         8.72       4.28
                                            -------      -------     -------      -------       -------      -------    -------
Total from investment operations               8.91         5.34       14.01        (0.64)        15.28        15.62      10.94
                                            -------      -------     -------      -------       -------      -------    -------
Distributions to shareholders from:
  Net investment income                       (6.51)       (6.61)      (6.86)       (6.11)        (6.72)       (7.11)     (4.66)
  Net realized gain on investments            (0.07)       (0.44)         --        (4.87)        (3.96)       (2.75)        --
                                            -------      -------     -------      -------       -------      -------    -------
Total distributions                           (6.58)       (7.05)      (6.86)      (10.98)       (10.68)       (9.86)     (4.66)
                                            -------      -------     -------      -------       -------      -------    -------
Net asset value, end of period              $112.79      $110.46     $112.17      $105.02       $116.64      $112.04    $106.28
                                            =======      =======     =======      =======       =======      =======    =======
Total return                                   8.27%        4.86%      14.12%       (0.89)%       14.52%       15.61%     11.01%(C)

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
  Expenses (B)                                 0.50%        0.50%       0.50%        0.50%         0.50%        0.50%      0.65%(D)
  Net investment income (B)                     6.4%         6.3%        7.0%         6.0%          6.0%         6.7%       8.0%(D)
Portfolio turnover rate                       384.8%       266.0%     257.90%      272.49%       313.05%      299.65%    177.25%(D)
Net assets, end of period (in thousands)   $508,353     $453,699    $336,774     $205,959      $135,886      $92,892    $43,076

------------------
(A) For the period September 4, 1990 (commencement of operations) to June 30, 1991.

(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation as follows: 0.65% through June 30, 1991; 0.50% thereafter and a voluntary administrative expense waiver of 0.05%. Pursuant to this limitation, advisory fees of $22,402, $111,421, $69,442, $66,823, $71,911, and $128,262 were waived for the years ended June 30, 1997, 1996, 1995, 1994, 1993 and June 30, 1992, respectively. Additionally, advisory fees of $54,697 remain waived from the prior period ended June 30, 1991. In the absence of this limitation, the ratio of expenses to average net assets would have been .50% for the year ended June 30, 1997, .53% for the years ended June 30, 1996 and 1995, .58% for the year ended June 30, 1994, .57% for the year ended June 30, 1993, .70% for the year ended June 30, 1992, and .81% for the period September 4, 1990 to June 30, 1991.

(C) Not Annualized

(D) Annualized
                                      -18-

DESCRIPTION OF EACH PORTFOLIO AND ITS
INVESTMENT STRATEGY
--------------------------------------------------------------------------------

         The investment objective and policies for each Portfolio are stated below. The Portfolios are not intended to be a complete investment program, and there is no assurance that any Portfolio will achieve its investment objective. Please see "Common Investment Policies and Techniques; Risk Factors" below and the SAI for additional information concerning the Portfolios' investment programs and the risks associated with investing in the Portfolios. Each of the Portfolios may from time to time depart from the policies described below for "defensive" purposes. See "Common Investment Policies and Techniques; Risk Factors -- Alternative Investment Strategies" for more information.

--------------------------------------------------------------------------------
               LEGG MASON FUND ADVISER LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
Adviser:       Legg Mason Fund Advisers, Inc. ("LMFA")
--------------------------------------------------------------------------------
Objective:     long-term growth of capital
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities that LMFA believes are undervalued in relation to the long-term earning power or asset value of the issuer and therefore offer above average potential for capital appreciation. The Portfolio will also invest at least 65% of its total assets in equity securities of companies that, at the time of purchase, have an equity market capitalization of more than $2.5 billion. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. The Portfolio may invest in securities that pay no dividends or interest, and current dividend income is not a prerequisite in the selection of securities.

         Securities may be undervalued because of many factors, including not being closely followed by investors, being out of favor with investors, or because the issuer is experiencing unusual circumstances suggesting the possibility that the market value of the securities may increase. Other factors that may contribute to a security being undervalued include an overall market decline, poor economic conditions, tax-loss selling and actual or anticipated unfavorable developments affecting the issuer. LMFA believes that the securities of sound, well-managed companies that may be undervalued for these reasons are likely to provide a greater opportunity for long-term growth of capital than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         Equity securities are normally the Portfolio's main investments. However, the Portfolio may invest up to 35% of its total assets in any type of debt or fixed income security, including securities that, at the time of purchase, are not rated investment grade by a nationally recognized statistical rating organization (an "NRSRO"), if LMFA believes they would help achieve the Portfolio's investment objective. Lower-rated securities (and unrated securities of comparable quality) are considered to be primarily speculative and may be in default. The Portfolio may also invest up to 25% of its total assets in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, enter into repurchase agreements, purchase shares of other investment companies, purchase restricted and illiquid securities, loan its portfolio securities, borrow money for temporary or emergency purposes, and purchase or sell securities on a forward commitment basis. See "Common Investment Policies and Techniques; Risk Factors" below for more information. The Portfolio may also hold a portion of its assets in cash or money market instruments.

--------------------------------------------------------------------------------
                LEGG MASON FUND ADVISER MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
Adviser:        LMFA
--------------------------------------------------------------------------------
Objective:      capital appreciation
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of companies that have an equity market capitalization at the time of purchase within the range used from time to time for inclusion in the S&P Midcap 400 Index (currently, approximately $500 million to $5 billion). Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. Issuers in which the Portfolio will invest will typically exhibit one or more of the following characteristics:

         1. The companies generally are not closely followed by, or are out of favor with, investors, and appear to be undervalued in relation to their long-term earning power or asset values.

         2. The companies are experiencing unusual and possibly non-repetitive developments which, in LMFA's opinion, may cause the market values of the securities to increase. Such developments may include: (a) a sale or termination of an unprofitable part of the company's business; (b) a change in the company's management or in management's philosophy; (c) a basic change in the industry in which the company operates;
                  (d) the introduction of new products or technologies; or (e) the prospect or effect of acquisition or merger activities.

         3. The companies are involved in actual or anticipated reorganizations or restructurings under the Bankruptcy Code. No more than 20% of the Portfolio's total assets at the time of purchase may be invested in such securities.

         Investments in securities with such characteristics may involve greater risks of loss than investments in securities of larger, well-established companies with a history of consistent operating patterns and greater financial resources. In addition, the prices of securities of mid-sized companies generally are more volatile than those of larger companies, the securities of mid-sized companies generally are less liquid and may, at times, be more difficult to value, and mid-sized companies generally are more likely to be adversely affected by poor economic or market conditions. Investments in securities of companies involved in actual or anticipated reorganizations or restructurings involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to sudden and erratic market movements and above-average price volatility.

         Subject to the 65% test described above, the Portfolio may also invest in larger, more highly capitalized companies when circumstances warrant such investments. The Portfolio may invest in securities that pay no dividends or interest, and current dividend income is not a prerequisite in the selection of securities.

         Equity securities are normally the Portfolio's main investments. However, the Portfolio may invest up to 35% of its total assets in any type of debt or fixed income security, including securities that, at the time of purchase, are not rated investment grade by an NRSRO, if LMFA believes they would help achieve the Portfolio's investment objective. Lower-rated securities (and unrated securities of comparable quality) are considered to be primarily speculative and may be in default. The Portfolio may also invest up to 25% of its total assets in securities principally traded in foreign markets, engage in foreign currency exchange transactions and transactions in futures contracts and options, purchase restricted and illiquid securities, enter into repurchase agreements, purchase shares of other investment companies, loan its portfolio securities, borrow money for temporary or emergency purposes, and purchase or sell securities on a forward commitment basis. See "Common Investment Policies and Techniques; Risk Factors" below for more information. The Portfolio may also hold a portion of its assets in cash or money market instruments.

--------------------------------------------------------------------------------
                            U.S. SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
Adviser:          [                ]
--------------------------------------------------------------------------------
Objective:        long-term capital appreciation
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "small cap" companies (generally defined as companies with an equity market capitalization of between $50 million and $1 billion at the time of initial investment). A company that was a "small cap" company at the time of the Portfolio's initial investment will continue to be treated as such for purposes of the 65% test, even if its equity capitalization exceeds $1 billion at the time of subsequent investment. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.

         Securities of "small cap" companies entail special risks. Such companies often have limited operating histories and may have more restricted product lines or more limited financial resources than larger, more established companies. For these and other reasons, they may be more severely affected by economic downturns or other adverse developments than are larger, more established companies. Securities of "small cap" companies may be traded "over-the-counter" and often trade less frequently and in more limited volume, may be subject to greater volatility and may, at times, be more difficult to value than securities of larger, more established companies. "Small cap" companies are often involved in actual or anticipated reorganizations or restructurings, which involve special risks, including difficulty in obtaining information as to the financial condition of such companies and the fact that market prices of such companies' securities are subject to sudden and erratic price volatility.

         Although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or fixed income securities of U.S. or foreign issuers, cash and money market instruments, including repurchase agreements. The Portfolio's debt and fixed income investments may include securities that, at the time of purchase, are not rated investment grade by an NRSRO, if the Adviser believes they would help achieve the Portfolio's investment objective. Lower-rated securities (and unrated securities of comparable quality) are considered to be primarily speculative and may be in default. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment companies, engage in foreign currency exchange transactions, and engage in futures and options transactions. For more information, see "Common Investment Policies and Techniques; Risk Factors."

--------------------------------------------------------------------------------
                    BATTERYMARCH EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
Adviser:           Batterymarch
--------------------------------------------------------------------------------
Objective:         long-term capital appreciation
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest substantially all of its assets, but in any event at least 65% of its total assets, in "emerging market" equity securities. Emerging markets include any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development ("World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by Batterymarch to be an emerging market in accordance with the criteria of those organizations. Emerging market equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics that are: (1) publicly traded on emerging market stock exchanges, or whose principal trading market is over-the-counter (i.e., off-exchange) in an emerging market country; (2) securities (i) denominated in any emerging market currency or (ii) denominated in any other currency if issued by companies to finance operations in an emerging market country; (3) securities of companies that derive a substantial portion of their total revenues from goods or services produced in, or sales made in, emerging market countries; (4) securities of companies organized under the laws of an emerging market country or region, which are publicly traded in securities markets elsewhere; and (5) American depositary receipts ("ADRs") (or similar instruments) with respect to the foregoing. Investing in foreign issuers, and in particular in emerging market equity securities, involves special risks. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities."

         The Portfolio intends to invest in Asia, Latin America, the Indian Sub-continent, Southern and Eastern Europe, the Middle East, and Africa, although it may not invest in all these markets at all times and may not invest in any particular market when it deems such an investment to be inadvisable. The Portfolio will normally diversify its investments among a number of different countries, although more than 25% of its total assets may be invested in securities denominated in a single currency. The concentration of the Portfolio's assets in this manner will increase the Portfolio's exposure to adverse developments affecting the value of that currency, subjecting the Portfolio to greater risk. For more information concerning the risks associated with investments denominated in foreign currencies, see "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities." An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

         Assets not invested in emerging market equity securities may be invested in any combination of fixed income securities, equity securities of issuers in developed countries, cash and money market instruments, including repurchase agreements. The Portfolio's fixed income investments may include lower-rated securities (i.e., securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase). Such securities are primarily speculative and may be in default. The Portfolio may also invest in securities of other investment companies, purchase restricted and illiquid securities, borrow money for temporary or emergency purposes, engage in futures and options transactions, and engage in foreign currency exchange transactions. For more information, see "Common Investment Policies and Techniques; Risk Factors." Although the Portfolio has the ability to hedge its foreign currency risk, appropriate hedging instruments are not available with respect to most emerging market currencies, and it is therefore unlikely that the Portfolio will be able to employ such hedging strategies to a significant extent, if at all.

--------------------------------------------------------------------------------
                  BATTERYMARCH INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Adviser:          Batterymarch
--------------------------------------------------------------------------------
Objective:        long-term total return
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest substantially all of its assets, but in any event at least 65% of its total assets, in equity securities of foreign issuers representing in at least three different countries other than the United States. For these purposes, a foreign issuer is any issuer for which a country other than the United States is the principal trading market for its shares or who derives more than one-half of its total revenues from business conducted outside the United States. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics. When selecting securities for the Portfolio, Batterymarch examines securities from over 20 international stock markets, with emphasis on several of the largest -- Japan, the United Kingdom, France, Canada and Germany. Securities are chosen using Batterymarch's model for identifying securities it believes to be undervalued. The weighting of the Portfolio's assets among individual countries will reflect an assessment of the attractiveness of individual securities. The Portfolio also may invest up to 35% of its total assets in emerging market equity securities (as defined above under "Batterymarch Emerging Markets Portfolio"). Investing in foreign issuers, and in particular in emerging market equity securities, involves special risks. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities."

         The Portfolio's investments will normally be diversified across a broad range of industries and across a number of countries, consistent with the objective of long-term total return. However, the Portfolio currently expects that it may be heavily invested in securities of Japanese issuers. As a result, the value of its shares will be especially affected by Japanese political, economic, market and exchange rate conditions, and may fluctuate more widely than the value of shares of other equity funds. Since the Japanese economy is dependent to a significant extent on foreign trade, the relationships between Japan and its trading partners and between the yen and other currencies are expected to have a significant impact on the Japanese economy generally and therefore are expected to influence the Portfolio's performance. Japan has in the past experienced difficult relations with its trading partners, particularly the United States. It is possible that trade sanctions or other protectionist measures could impact the Japanese economy and markets, and have an adverse effect on the value of the Portfolio's assets, in both the short and long term.

Japan has recently experienced a recession, including a decline in real estate values, that has adversely affected the balance sheets of many financial institutions. Certain Japanese financial institutions have experienced extreme financial difficulties, including bankruptcy. To the extent the Japanese currency is strong relative to those of its trading partners, industries engaged substantially in export will be affected. Japan's economy is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the economic, political and military situations of its neighbors, notably North and South Korea, Thailand, China, and Russia.

         Although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in any type of debt or fixed income security (including securities issued by U.S. issuers), cash and money market instruments, including repurchase agreements. The Portfolio may invest up to 5% of its total assets in lower-rated fixed income securities (i.e., securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase). Such securities are primarily speculative and may be in default. The Portfolio may also purchase restricted and illiquid securities, invest in securities of other investment companies, borrow money for temporary or emergency purposes, engage in futures and options transactions, and engage in foreign currency exchange transactions. For more information, see "Common Investment Policies and Techniques; Risk Factors."

--------------------------------------------------------------------------------
                    WESTERN ASSET ENHANCED EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Adviser:     Western Asset Management Company ("Western Asset")
--------------------------------------------------------------------------------
Objective:   long term total return.  "Total return" includes all interest, dividends and other income, net of expenses, paid on the
             Portfolio's investments, as well as all realized and unrealized gains and losses.
--------------------------------------------------------------------------------

         The Portfolio's assets are comprised of two components: an equity component and a fixed income component. As more fully described below, Western Asset attempts to manage the equity component so that the Portfolio generally maintains full exposure to the U.S. equity market as represented by the S&P 500 Index (the "Index"). Western Asset attempts to manage the Portfolio's fixed income component in order to generate interest and gains in excess of the Portfolio's expenses, including transaction costs related to its investments. By investing in both components, the Portfolio expects that its performance will approximate that of the Index, with the extent to which the Portfolio outperforms or underperforms the Index depending largely on whether the fixed income component has earned sufficient amounts to offset the Portfolio's expenses.

         EQUITY COMPONENT. The Portfolio's equity component invests in common stocks that are represented in the Index ("S&P stocks"), stock index futures, options on stock indexes, options on stock index futures and other derivative instruments that are based on the Index ("S&P derivatives"). The Portfolio may invest in any combination of S&P stocks and S&P derivatives. Western Asset will determine the appropriate mix of S&P stocks and S&P derivatives for the Portfolio based on current market conditions and the expected costs and returns of each, while seeking to control and limit overall risk. Based on current market conditions, Western Asset currently expects that the Portfolio's equity component will invest predominantly, and likely exclusively, in S&P derivatives. To the extent S&P stocks are purchased by the Portfolio, the Portfolio will not be limited to purchasing S&P stocks in the same proportion as such stocks are weighted in the Index.

         The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("Exchange"). S&P chooses the stocks to be included in the Index solely on a statistical basis. The weightings of stocks in the Index are based on each stock's relative total market value, that is, its market price per share times the number of shares outstanding. Stocks represented currently in the Index represent approximately two-thirds of the total market value of all U.S. publicly traded common stocks.

         Positions in S&P derivatives will be entered into only to the extent they constitute permissible positions for the Portfolio according to applicable rules of the Commodity Futures Trading Commission ("CFTC"). From time to time Western Asset may be constrained in its ability to use S&P derivatives by CFTC rules or by an unanticipated inability to close out positions when it would be most advantageous to do so. For more information about S&P derivatives, see "Common Investment Policies and Techniques; Risk Factors -- Options and Futures."

         The Portfolio is neither sponsored by nor affiliated with S&P. The Portfolio will seek to remain invested in S&P stocks and S&P derivatives even when the Index is declining.

         FIXED INCOME COMPONENT. The fixed income component will invest primarily in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; fixed income securities of non-governmental domestic or foreign issuers; municipal securities; mortgage- and other asset-backed securities; preferred stocks; and obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities. The fixed income component may also invest in certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks and in commercial paper and other short-term investments, and may engage in repurchase agreements, reverse repurchase agreements and other borrowings and purchase or sell futures contracts and options. Up to 10% of the Portfolio's net assets may be invested in lower-rated securities (i.e., securities rated below investment grade at the time of purchase or unrated securities of comparable quality at the time of purchase) and up to 20% of its net assets may be invested in foreign securities. The fixed income component may engage in foreign currency exchange transactions in connection with its foreign investments. For more information, see "Common Investment Policies and Techniques; Risk Factors."

--------------------------------------------------------------------------------
            LEGG MASON FUND ADVISER/WESTERN ASSET BALANCED PORTFOLIO
--------------------------------------------------------------------------------
Advisers:    LMFA (equity portion) and Western Asset (fixed income portion)
--------------------------------------------------------------------------------
Objective:   long-term capital appreciation and current income in order to achieve an attractive total investment return consistent with reasonable risk
--------------------------------------------------------------------------------

         The Portfolio is comprised of two separate investment components: an equity component and a fixed income component. LMFA will allocate assets between these two components, as it deems appropriate and market opportunities arise, subject to the limitation that, under normal market conditions, at least 25% of the Portfolio's total assets will be allocated to the fixed income component. "Equity" assets will be managed by LMFA in the manner described above for the Legg Mason Fund Adviser Large Cap Value Portfolio. "Fixed income" assets will be managed by Western Asset in the manner described below for the Western Asset Intermediate and Core Portfolios, except that the dollar weighted average duration of the fixed income assets of this Portfolio is expected to be between two years and 20% greater than what Western Asset believes to be the average duration of the bond market as a whole (currently expected to be about six years). For more information about how assets allocated to these two components will be invested, and the associated risks, investors should consult the descriptions of the Legg Mason Fund Adviser Large Cap Value Portfolio and the Western Asset Intermediate and Core Portfolios contained in this Prospectus.

--------------------------------------------------------------------------------
                      WESTERN ASSET MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Adviser:          Western Asset
--------------------------------------------------------------------------------
Objective:        obtain high current income consistent with liquidity and
                  conservation of principal
--------------------------------------------------------------------------------

         The Portfolio invests in high quality money market instruments, which include, but are not limited to, marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; instruments of domestic and foreign banks and savings and loan institutions (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances), provided that the issuing bank or institution has total assets of over $1 billion at the time of purchase or the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation; and commercial paper and other short-term investments. The Portfolio may also invest in repurchase agreements involving any of the foregoing instruments. A money market instrument is considered to be "high quality" if it has received one of the two highest ratings by two or more NRSROs (or by one NRSRO if only one has rated the security) or, if unrated, is determined by Western Asset, acting pursuant to guidelines established by the Portfolio's Board of Directors, to be of comparable quality.

         Although the Portfolio attempts to maintain a stable net asset value of $1.00 per share, the Portfolio, of course, cannot guarantee a net asset value of $1.00 per share. In an attempt to maintain that net asset value per share, the Portfolio pursues several practices intended to minimize the effect of interest rate fluctuations. The Portfolio will not purchase instruments having a remaining term to maturity of more than 397 days, and will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less. The Portfolio may invest in variable and floating rate obligations that have stated maturities in excess of 397 days if such obligations comply with conditions established by the SEC. Securities held by the Portfolio as collateral for repurchase agreements and other collateralized transactions may have remaining maturities in excess of 397 days. The Portfolio may purchase or sell securities on a forward commitment basis, and will invest only in U.S. dollar-denominated securities.

         High quality money market instruments can be divided into two categories: "first tier" securities and "second tier" securities. An instrument rated in the highest rating category by at least two NRSROs (or one NRSRO if only one has rated the security) or, if unrated, determined by Western Asset to be of comparable quality, is a "first tier" security. "Second tier" securities are all other high quality securities. The Portfolio may not invest more than five percent of its total assets in first tier securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities), except on a temporary basis. The Portfolio may not invest more than one percent of its total assets, or $1 million, whichever is greater, in the second tier securities of any one issuer, and may not invest more than five percent of its total assets in second tier securities generally. Both the percentages and the quality standards set forth in this paragraph are measured at the time a security is purchased. Purchases of unrated securities and purchases of securities rated by only a single NRSRO must be approved or ratified by the Portfolio's Board of Directors.

         The Portfolio's foreign investments (all of which will be U.S. dollar-denominated) subject the Portfolio to investment risks different from those associated with domestic investments. For additional information concerning these risks, see "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" below. To the extent permitted by applicable law, the Portfolio may also engage in reverse repurchase agreements and other borrowings. See "Common Investment Policies and Techniques; Risk Factors" below.

--------------------------------------------------------------------------------
                WESTERN ASSET GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Adviser:        Western Asset
--------------------------------------------------------------------------------
Objective:      obtain high current income consistent with liquidity and
                conservation of principal
--------------------------------------------------------------------------------

         The Portfolio invests only in U.S. Government obligations and repurchase agreements with respect to such instruments. U.S. Government obligations include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as certificates of the

Governmental National Mortgage Association ("GNMA")), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality (such as securities issued by Fannie Mae ("FNMA"), formerly the Federal National Mortgage Association) or (d) only the credit of the instrumentality (such as the securities issued by Freddie Mac (formerly the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the U.S. Government, the Portfolio must look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. The U.S. Government does not insure or guarantee the market value of the Portfolio's shares.

         Although the Portfolio attempts to maintain a stable net asset value of $1.00 per share, the Portfolio, of course, cannot guarantee a net asset value of $1.00 per share. In an attempt to maintain that net asset value per share, the Portfolio pursues several practices intended to minimize the effect of interest rate fluctuations. The Portfolio will not purchase instruments having a remaining term to maturity of more than 397 days, will maintain an average maturity, computed on a dollar-weighted basis, of 90 days or less, and will buy only high quality securities which Western Asset believes present minimal credit risk. The Portfolio may invest in variable and floating rate obligations that have stated maturities in excess of 397 days if such obligations comply with conditions established by the SEC. Securities held by the Portfolio as collateral for repurchase agreements and other collateralized transactions may have remaining maturities in excess of 397 days.

         The Portfolio may purchase or sell securities on a forward commitment basis. To the extent permitted by applicable law, the Portfolio may also engage in reverse repurchase agreements and other borrowings. See "Common Investment Policies and Techniques; Risk Factors" below.

--------------------------------------------------------------------------------
                    WESTERN ASSET LIMITED DURATION PORTFOLIO
                      WESTERN ASSET INTERMEDIATE PORTFOLIO
                          WESTERN ASSET CORE PORTFOLIO
--------------------------------------------------------------------------------
Adviser:            Western Asset
--------------------------------------------------------------------------------
Objective:          maximize total return, consistent with prudent investment
                    management and liquidity needs, by investing to obtain the average duration specified for that Portfolio.  "Total
                    return" includes interest from underlying securities,
                    capital gains and appreciation on the securities held in the
                    Portfolio, and gains from the sale of futures and options.
--------------------------------------------------------------------------------

         As set forth below, the Portfolios differ from one another primarily in the range of duration and/or in the proportion of assets invested in certain types of securities. Duration is a measure of the expected life of a fixed income security on a cash flow basis. Most debt obligations provide interest payments and a final payment at maturity. Some also have call provisions that allow the issuer to redeem the security at specified dates prior to maturity. Duration incorporates yield, coupon interest payments, final maturity and call features into a single measure. It is therefore considered a more accurate measure of a security's expected life and sensitivity to interest rate changes than is the security's term to maturity. See "Common Investment Policies and Techniques; Risk Factors" for a further explanation of the term "duration" and its application to various fixed income securities.

         The Portfolios invest primarily in the following types of securities: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; U.S. dollar-denominated fixed income securities of non-governmental domestic or foreign issuers rated Baa or better by Moody's Investors Services ("Moody's") or BBB or better by Standard & Poor's ("S&P"), securities comparably rated by another NRSRO or, if unrated, determined by Western Asset to be of comparable quality; mortgage- and other asset-backed securities; and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies or supranational entities. The Portfolios may also invest in certificates of deposit, time deposits and bankers' acceptances issued by domestic and foreign banks and denominated in U.S. dollars and in commercial paper and other short-term investments, and may engage in repurchase agreements and reverse repurchase agreements involving any of the foregoing. See "Common Investment Policies and Techniques; Risk Factors" for more information.

         Each of these Portfolios is authorized to invest up to 25% of its total assets in the securities of foreign issuers. However, each Portfolio presently intends to limit such investments to securities denominated in U.S. dollars. See "Common Investment Policies and Techniques; Risk

Factors -- Foreign Securities" for more information. Each Portfolio may invest or hold up to 5% of its net assets in debt securities that are rated below investment grade but rated B or higher by Moody's or S&P. See the Appendix to the Prospectus for a description of Moody's and S&P ratings applicable to fixed income securities and "Common Investment Policies and Techniques; Risk Factors -- Debt and Fixed Income Securities -- Lower-Rated Securities" for more information concerning fixed income securities of below investment grade quality. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security until maturity as the Portfolio's investment adviser determines appropriate for that Portfolio, having due regard for market conditions, tax implications and other applicable factors.

         Each Portfolio may buy or sell futures contracts on fixed income instruments, options on such futures contracts and options on securities to hedge against changes in the value of securities which the Portfolio owns or anticipates purchasing due to anticipated changes in interest rates. Each Portfolio may use options on debt securities for non-hedging purposes, in an effort to enhance income. See "Common Investment Policies and Techniques -- Options and Futures."

         The Portfolios also may purchase preferred stocks, convertible securities and zero coupon bonds, may purchase or sell securities on a forward commitment basis, lend its portfolio securities, and borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" below for more information about these practices.

         In selecting securities for each Portfolio, Western Asset may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of each Portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on Western Asset's outlook for the U.S. and foreign economies, the financial markets and other factors.

         The composition of the Portfolios is as follows:

WESTERN ASSET LIMITED DURATION PORTFOLIO . . .
----------------------------------------------

invests in a portfolio with a dollar-weighted average duration normally ranging between one and three years. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the Western Asset Intermediate Portfolio or the Western Asset Core Portfolio because its average duration will be shorter.

WESTERN ASSET INTERMEDIATE PORTFOLIO . . .
------------------------------------------

invests in a portfolio with a dollar-weighted average duration normally ranging between two and four years. The total rate of return for this Portfolio is expected to exhibit less volatility than that of the Western Asset Core Portfolio because its average duration will be shorter.

WESTERN ASSET CORE PORTFOLIO . . .
----------------------------------

invests in a portfolio with a dollar-weighted average duration that will normally stay within (plus/minus) 20% of what Western Asset believes to be the average duration of the domestic bond market as a whole, but may have a longer or shorter duration during periods of unusual market conditions, as judged by Western Asset. Western Asset bases its analysis of the average duration of the domestic bond market on bond market indices which it believes to be representative. Western Asset currently uses the Lehman Brothers Aggregate Bond Index for this purpose. As the average duration of the domestic bond market is currently about four and one-half years, the duration of this Portfolio is currently expected to range between four and six years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which Western Asset believes to be relatively undervalued.

         The average duration of any Portfolio may be less than that specified during periods of unusual liquidity needs or immediately following a major contribution of cash.

--------------------------------------------------------------------------------
                       WESTERN ASSET HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------
Adviser:          Western Asset
--------------------------------------------------------------------------------
Objective:        maximize total return, consistent with prudent investment
                  management. "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the sale of futures and options.
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio will invest at least 75% of its total assets in U.S. dollar-denominated debt or fixed income securities of non-governmental domestic issuers that are rated below investment grade by one or more NRSROs or are of a comparable quality as determined by Western Asset. These securities are commonly known as "junk bonds" or "high yield bonds." Western Asset expects that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in such securities. Non-investment grade securities and certain investment grade securities have speculative characteristics and are therefore more volatile. A rating in the lowest category indicates that the security is highly speculative and may be in default or in danger of default as to principal and interest. Lower-rated fixed income securities generally provide greater income than higher-rated securities, but are subject to greater market fluctuations and risks of loss of income and principal than higher-rated securities. See "Common Investment Policies and Techniques; Risk Factors -- Debt and Fixed Income Securities -- Lower-Rated Securities" for more information concerning fixed income securities of below investment grade quality.

         In selecting securities for the Portfolio, Western Asset may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on Western Asset's outlook for the U.S. and foreign economies, the financial markets and other factors.

         The Portfolio may also invest in the following U.S. dollar-denominated securities: mortgage- and other asset-backed securities; variable and floating rate debt securities; commercial paper and other short-term investments; various corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); common stocks and certificates of deposit, fixed time deposits and bankers' acceptances issued by domestic banks. The Portfolio may also engage in repurchase agreements, reverse repurchase agreements and dollar roll transactions involving any of the foregoing. For more information, see "Common Investment Policies and Techniques; Risk Factors" below.

         The Portfolio also may buy or sell interest rate futures contracts and options on fixed income instruments and bond indices and options on interest rate futures contracts to hedge against changes in the value of securities it owns or anticipates purchasing or for non-hedging purposes, in an effort to enhance income. The Portfolio also may purchase or sell securities on a forward commitment basis, engage in foreign currency exchange transactions, engage in short sales, lend its securities, and borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" below for more information about these practices.

--------------------------------------------------------------------------------
                 WESTERN ASSET NON-U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
Adviser:          Western Asset Global Management Limited ("WAGM")
--------------------------------------------------------------------------------
Objective:        maximize total return, consistent with prudent investment
                  management.  "Total return" includes interest from underlying securities, capital gains and appreciation on the securities held in the Portfolio, and gains from the use of futures and options and from favorable changes in foreign currency
                  exchange rates.
--------------------------------------------------------------------------------

         Under normal market conditions, the Portfolio invests at least 75% of its total assets in fixed income securities denominated in major foreign currencies and in baskets of currencies (which may include U.S. and foreign currencies), such as the European Currency Unit, or "ECU," or as other baskets of currencies may further develop. WAGM anticipates that, under normal market conditions, all or substantially all of the Portfolio's assets will be invested in securities of foreign issuers. WAGM will manage the investments of the Portfolio across different international bond markets so that, under normal market conditions, the Portfolio's assets will be invested in securities of foreign issuers representing at least three foreign countries. WAGM will select the Portfolio's foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors WAGM believes relevant.

         In selecting securities for the Portfolio, WAGM may utilize economic forecasting, interest rate anticipation, credit and call risk analysis, and other security selection techniques. The proportion of assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on WAGM's outlook for the U.S. and foreign economies, the financial markets and other factors.

         The Portfolio's foreign investments subject the Portfolio to greater risks than those associated with domestic investments. See "Common Investment Policies and Techniques; Risk Factors -- Foreign Securities" for more information concerning these risks.

         Within the limits described above, the Portfolio may invest in a variety of debt and other fixed income securities, including: U.S. dollar-denominated or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies (such as the World Bank) or supranational entities; foreign currency exchange-related securities, including foreign currency warrants; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage- and other asset-backed securities; variable and floating rate debt securities; commercial paper and other short-term investments; corporate obligations (including preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); certificates of deposit, fixed time deposits and bankers' acceptances; loan participations and assignments; indexed securities and structured notes; and repurchase agreements collateralized by any security in which it may invest. The Portfolio may also engage in reverse repurchase agreements and dollar roll transactions and may borrow money for temporary or emergency purposes. See "Common Investment Policies and Techniques; Risk Factors" for more information.

         The Portfolio may invest up to 25% of its net assets in debt or other fixed income securities that are rated at the time of purchase below investment grade or are of comparable quality at the time of purchase as determined by WAGM. These securities are commonly known as "junk bonds" or "high yield bonds." It is likely that a substantial portion of these securities will be issued by issuers located in emerging market countries. As a result, these securities are subject to special risks. See "Common Investment Policies and Techniques; Risk Factors" below for more information concerning lower-rated securities and securities issued by issuers located in emerging market countries. In evaluating the credit risk of a foreign debt security, the Portfolio may use ratings assigned by rating agencies recognized in the primary market for those securities. In the event that the rating of any security held by the Portfolio falls below its rating at the time of purchase, the Portfolio will not be obligated to dispose of such security and may continue to hold the security if, in the opinion of WAGM, such investment is considered appropriate in the circumstances.

         The Portfolio also may buy or sell interest rate futures contracts and options on fixed income instruments and bond indices and options on interest rate futures contracts to hedge against changes in the value of securities it owns or anticipates purchasing or for non-hedging purposes, in an effort to enhance income. Investments in futures contracts and options on fixed income instruments and bond indices are considered, for purposes of determining the percentage of the Portfolio's net assets invested in "fixed income securities," to be fixed income securities. The Portfolio may buy or sell foreign currencies, foreign currency options, or foreign currency futures contracts and related options, and may enter into foreign currency forward contracts and other foreign currency exchange transactions for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may engage in such transactions for purposes of increasing exposure to a particular foreign currency or to shift exposure to foreign currency fluctuations from one country to another. See "Common Investment Policies and Techniques; Risk Factors" for more information about these practices.

         The Portfolio is "non-diversified" within the meaning of the Investment Company Act. Accordingly, the Portfolio may invest a greater percentage of its total assets in securities of any one issuer, or may invest in a smaller number of different issuers, than it would if it were a "diversified" company under the Investment Company Act. The Portfolio is therefore more susceptible to risks associated with particular issuers and with the economic, political or regulatory issues in a particular country or group of countries than would a diversified portfolio.

COMMON INVESTMENT POLICIES AND TECHNIQUES;
RISK FACTORS
--------------------------------------------------------------------------------

         Some or all of the Portfolios may engage in the following investment practices and techniques to the extent described in this Prospectus. See the SAI for a further description of the uses, risks and costs of engaging in these practices.

                               FOREIGN SECURITIES
--------------------------------------------------------------------------------

         Investing in the securities of issuers in any foreign country, or in securities denominated in a foreign currency, involves special risks and considerations not typically associated with investing in U.S. issuers or U.S. dollar-denominated securities. These include risks resulting from differences in accounting, auditing and financial reporting standards; lower liquidity than U.S. securities; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency out of a country); and political instability. In many cases, there is less publicly available information concerning foreign issuers than is available concerning U.S. issuers. Additionally, purchases and sales of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes and tax withholding. Foreign securities generally exhibit greater price volatility and a greater risk of illiquidity.

         To the extent a Portfolio purchases securities denominated in a foreign currency, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income available for distribution. In addition, a Portfolio is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a Portfolio's income has been earned and translated into U.S. dollars (but before payment), the Portfolio could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

         The relative performance of various countries' fixed income and equity markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Bank deposit insurance, if any, may be subject to widely varying regulations and limits in foreign countries.

         Foreign securities purchased by a Portfolio may be listed on foreign exchanges, traded over-the-counter or purchased in private transactions. Transactions on foreign exchanges are usually subject to mark-ups or commissions higher than negotiated commissions on U.S. transactions. There is less government supervision and regulation of exchanges and brokers in many foreign countries than in the United States. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions.

         Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. issuers having significant foreign operations.

         EMERGING MARKET ISSUERS. The risks of foreign investment, described above, are greater for investments in emerging market issuers, and such investments should therefore be considered speculative. Debt securities of governmental and other issuers in emerging market countries will typically be rated below investment grade or be of comparable quality. For more information about lower-rated securities, see "Debt and Fixed Income Securities -- Lower-Rated Securities" below.

         Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed markets around the world. Emerging market countries may experience substantial rates of inflation or deflation. Inflation, deflation and rapid fluctuations in such rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging market countries. While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or deflation or mitigate their effects, inflation and deflation may continue to have significant effects both on emerging market countries and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

         Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports which are a major source of foreign exchange earnings. Hedging instruments are not typically available with respect to investments in emerging market countries and, to the extent they are available, the ongoing and indeterminate nature of the foregoing risks (and the costs associated with hedging transactions) would make it virtually impossible to hedge effectively against such risks.

         To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a Portfolio to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the supply of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to the Portfolio. In such a case, a Portfolio's ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If the Portfolio is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a Portfolio's ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

         Many emerging market countries have little experience with the corporate form of business organization, and may not have well developed corporation and business laws or concepts of fiduciary duty in the business context. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of an emerging market country's securities market and the activities of investors in such markets; enforcement of existing regulations has been extremely limited.

         Some emerging markets have different settlement and clearance procedures, which, for example, may not call for delivery of a security to a Portfolio until well after the Portfolio has paid for such security. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended securities purchases due to settlement problems could cause that Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser.

         The risk also exists that an emergency situation may arise in one or more emerging market countries as a result of which trading of securities may cease or may be substantially curtailed and prices for a Portfolio's portfolio securities in such markets may not be readily available.

         SOVEREIGN DEBT SECURITIES. Sovereign debt is subject to risks in addition to those relating to foreign investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors also may be dependent on expected disbursements from foreign governments or multinational agencies, the country's access to trade and other international credits, and the country's balance of trade. Some emerging market sovereign debtors have in the past rescheduled their debt payments or declared moratoria on payments, and similar occurrences may happen in the future.

         DEPOSITARY RECEIPTS. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The Portfolios may also invest in similar non-U.S. instruments issued by foreign banks or trust companies such as "GDRs" and "EDRs." For purposes of its investment policies, each Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

                              OPTIONS AND FUTURES
--------------------------------------------------------------------------------

         A futures contract is an agreement between the parties to buy or sell a specified amount of one or more securities, units of an index or currencies at a specified price and date; futures contracts are generally closed out by the parties in advance of that date for a cash settlement. Under an option contract, one party generally has the right to require the other to buy or sell a specified amount of securities, units of an index, currencies or futures contracts, and may exercise that right if the market price of the underlying instrument moves in a direction advantageous to the holder of the option. Options with respect to securities indices typically call for cash settlement instead of delivery of the securities that comprise the index. Options and futures are generally considered to be "derivatives."

         The Portfolios may buy, sell and write options and futures for hedging purposes and, to the extent permitted by applicable law, for non-hedging purposes, such as to earn additional income. Futures contracts and options may also be used for other non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for Portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

         The use of options and futures involves certain investment risks and transaction costs. These risks include (1) difficulty in predicting movements in the prices of individual securities or an index, fluctuations in the general securities markets or in market sectors and movements in interest rates and currency markets; (2) imperfect correlation, or no correlation at all, between movements in the price of options and futures contracts, movements in the price of the underlying instruments, index or currencies and movements in the securities or currencies that are the subject of a hedge; (3) the fact that skills needed to use these instruments are different from those needed to select a Portfolio's other investments; (4) the possible lack of a liquid secondary market for any particular instrument at any particular time; (5) the possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other short-term obligations; and (6) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. There can be no assurance that a Portfolio's use of futures contracts or options will be successful. Moreover, in the event that an anticipated change in the price of the instruments, index or currencies that are the subject of the strategy does not occur, the Portfolio might have been in a better position had it not used that strategy at all. Options and futures traded on U.S. or other exchanges may be subject to position and daily fluctuation limits, which may limit the ability of a Portfolio to reduce risk using such options and futures and may limit their liquidity.

         The use of options and futures contracts for speculative purposes, e.g., to enhance income or to increase a Portfolio's exposure to a particular security or type of security or a particular foreign currency, subjects the Portfolio to additional risk. The use of options and futures to hedge an anticipated purchase also subjects a Portfolio to additional risk until the purchase is completed or the position is closed out.

         Many options on securities are traded primarily on the over-the-counter ("OTC") market. OTC options are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much liquidity as exchange-traded options. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the option to make or take delivery of the instruments underlying the option or otherwise fulfill its obligations under the contract. Failure by the dealer to do so would result in the loss of the premium paid by that Portfolio as well as the loss of the expected benefit of the transaction. OTC options may be considered "illiquid securities" for purposes of each Portfolio's investment limitations.

                     FOREIGN CURRENCY EXCHANGE TRANSACTIONS
--------------------------------------------------------------------------------

         Each Portfolio that may invest in securities that are denominated in foreign currencies may engage in a variety of foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. These transactions may be engaged in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         A Portfolio may engage in transaction hedging to protect against a change in the foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, for transaction hedging purposes, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. Each Portfolio may also purchase, sell and write exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash reserves or short-term investments). For position hedging purposes, each Portfolio may purchase, sell or write foreign currency futures contracts, foreign currency forward contracts, and options on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

         A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times involve currencies other than those in which its portfolio securities are then denominated. "Cross hedging" activities will be used when a Portfolio's investment adviser believes that such transactions provide significant hedging opportunities for the Portfolio. Cross hedging transactions by a Portfolio involve the further risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the values of such currencies and of the currency or other asset or liability which is the subject of the hedge.

         The decision as to whether and to what extent a Portfolio will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of a Portfolio's investments and the availability of suitable transactions.

Accordingly, there can be no assurance that a Portfolio will engage in foreign currency exchange transactions at any given time or from time to time.

         For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Options and Futures" above. A Portfolio may also use other hedging instruments and techniques when available and deemed appropriate by its adviser.

                  PREFERRED STOCKS AND CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

         A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security, (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

                        DEBT AND FIXED INCOME SECURITIES
--------------------------------------------------------------------------------

         The Portfolios may invest in a variety of debt and fixed income securities. These securities share one principal risk: their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Portfolio's fixed income investments. Conversely, during periods of rising interest rates, the value of a Portfolio's fixed income investments will generally decline. The magnitude of these fluctuations will generally be greater when a Portfolio's duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in a Portfolio's net asset value. The most common types of these instruments, and the associated risks, are described below.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as FNMA); or (d) only the credit of the instrumentality (such as Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

         INFLATION-INDEXED SECURITIES. The Portfolios may also invest in inflation-indexed U.S. Treasury securities (also known as "Treasury Inflation-Protection Securities"). The principal value of Treasury Inflation-Protection Securities is adjusted daily in accordance with changes in the Consumer Price Index, while interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of these securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the price of these securities in the same manner as more traditional obligations.

         MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others. Mortgage-related securities may be issued by governmental, government-related or non-governmental entities, and provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on mortgage-related securities are a "pass-through" of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-related securities are caused by repayments resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

         As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the securities' effective maturities. The volume of prepayments of principal on a pool of mortgages underlying a particular mortgage-related security will influence the yield of that security, and the principal returned to a Portfolio may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. When interest rates are declining, such prepayments usually increase, and reinvestments of such principal prepayments will be at a lower rate than that on the original mortgage-related security. An increase in mortgage prepayments could cause the Portfolio to incur a loss on a mortgage-related security that was purchased at a premium. On the other hand, a decrease in the rate of prepayments, resulting from an increase in market interest rates, among other causes, may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates and potentially increasing the volatility of a Portfolio's shares. The rate of prepayment may also be affected by general economic conditions, the location and age of the mortgages, and other social and demographic conditions. In determining the average maturity or duration of a mortgage-related security, a Portfolio's investment adviser must apply certain assumptions and projections about the maturity and prepayment of such security; actual prepayment rates may differ. Because of prepayments, mortgage-related securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

         GOVERNMENT MORTGAGE-RELATED SECURITIES. GNMA is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the effective maturity and market value of a Portfolio's GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

         Residential mortgage loans are also pooled by Freddie Mac, a corporate instrumentality of the U.S. Government. The mortgage loans in Freddie Mac's portfolio are not government backed; Freddie Mac, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac securities. Freddie Mac also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

         FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-related securities issued by Freddie Mac, FNMA or GNMA or by pools of mortgages.

         CMOs are typically structured with classes or series which have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to the coupon rate on the obligations. However, all monthly principal payments and any prepayments from the collateral pool are generally paid first to the "Class 1" holders. Thereafter, all payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Although full payoff of each class of obligations is contractually required by a certain date, any or all classes of obligations may be paid off sooner than expected because of an increase in the payoff speed of the pool. Other allocation methods may be used. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

         Mortgage-related securities created by non-governmental issuers generally offer a higher rate of interest than government and government-related securities because there are no direct or indirect government guarantees of payment in the former securities, resulting in higher risks. Where privately issued securities are collateralized by securities issued by Freddie Mac, FNMA or GNMA, the timely payment of interest and principal is supported by the government-related securities collateralizing such obligations. The market for conventional pools is smaller and less liquid than the market for the government and government-related mortgage pools.

         ASSET-BACKED SECURITIES. Asset-backed securities refer to securities that directly or indirectly represent a participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of such securities may be illiquid.

         The principal on asset-backed securities, like that on mortgage-backed securities, may be prepaid at any time. As a result, if such securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect. Conversely, if the securities are purchased at a discount, prepayments faster than expected will increase yield to maturity and prepayments slower than expected will decrease it. Accelerated prepayments also reduce the certainty of the yield because the Portfolio must reinvest the assets at the then-current rates. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal.

         Each type of asset-backed security also entails unique risks depending on the type of assets involved and the legal structure used. For example, credit card receivables are generally unsecured obligations of the credit card holder and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There have also been proposals to cap the interest rate that a credit card issuer may charge. In some transactions, the value of the asset-backed security is dependent on the performance of a third party acting as credit enhancer or servicer. Furthermore, in some transactions (such as those involving the securitization of vehicle loans or leases) it may be administratively burdensome to perfect the interest in the underlying collateral, and the underlying collateral may become damaged or stolen.

         MUNICIPAL OBLIGATIONS. Municipal obligations include obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation, schools and streets. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the making of loans to other public institutions and facilities. In addition, certain types of industrial development bonds ("IDBs") and private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities.

         Municipal obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. Municipal obligations also include municipal lease obligations and certificates of participation. Municipal lease obligations, which are issued by state and local governments to acquire land, equipment and facilities, typically are not fully backed by the municipality's credit, and, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Certificates of participation are participations in municipal lease obligations or installment sales contracts. Each certificate represents a proportionate interest in or right to the payments made.

         The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. IDBs and PABs are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities.

         The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of municipal securities may also affect their ability to meet their obligations. Payments of principal and interest on revenue bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

         CORPORATE DEBT SECURITIES. A Portfolio may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic or foreign non-governmental issuers which meet the minimum credit quality criteria, if any, set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         LOWER-RATED SECURITIES. Non-investment grade securities, i.e., securities rated below Baa by Moody's or BBB by S&P or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." A Portfolio's investment adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolios and the creditworthiness of their issuers. If the rating of a security in which a Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security until maturity as the Portfolio's investment adviser determines appropriate for that Portfolio, having due regard for market conditions, tax implications and other applicable factors. See the Appendix to this Prospectus for a description of the ratings assigned to fixed income securities by the rating agencies.

         A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective because, for example, the Portfolio may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness. Generally, lower-rated securities offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody's and S&P are bonds on which no interest is being paid and which can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates.

         The market for lower-rated securities has expanded rapidly in recent years. This growth has paralleled a long economic expansion. At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

         The market for lower-rated securities is generally thinner and less active than that for higher quality debt securities, which may make it difficult for a Portfolio to value its securities or may limit a Portfolio's ability to sell such securities at fair value. As a result, judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

         The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities which they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by the other, a Portfolio's investment adviser may rely on the rating that it believes is more accurate.

         STRIPPED SECURITIES. Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs.). The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

         ZERO COUPON AND PAY-IN-KIND SECURITIES. A zero coupon bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero coupon bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero coupon bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. A Portfolio investing in zero coupon bonds generally accrues income on such securities prior to the receipt of cash payments. Since each Portfolio must distribute substantially all of its income to shareholders to qualify as a regulated investment company under federal income tax law, a Portfolio investing in zero coupon bonds may have to dispose of other securities to generate the cash necessary for the distribution of income attributable to its zero coupon bonds. Pay-in-kind securities have characteristics similar to those of zero coupon securities, but interest on such securities may be paid in the form of obligations of the same type rather than cash.

               COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------

         Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolios will only purchase obligations of domestic or foreign issuers which, at the time of investment, are (1) rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch Investors Service, Inc., (2) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of A or better by Moody's or by S&P or (3) if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio adhere to the quality standards applicable to money market funds.

         The Portfolios may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The Portfolios may or may not regard such securities as illiquid, depending on the circumstances of each case.

         Any Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions if the issuer has total assets in excess of $1 billion at the time of purchase or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolios will generally assume positions considerably in excess of the insurance limits.

                                    DURATION
--------------------------------------------------------------------------------

         Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

                      LOAN PARTICIPATIONS AND ASSIGNMENTS
--------------------------------------------------------------------------------

         The purchase of loan participations and assignments entails special risks. A Portfolio's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Portfolio to invest in a particular loan participation will depend almost exclusively on its investment adviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the

Portfolio and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Portfolio may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

         The borrower of a loan in which a Portfolio holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Portfolio will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

         Corporate loans in which a Portfolio may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

         Certain of the loan participations or assignments acquired by a Portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

                    INDEXED SECURITIES AND STRUCTURED NOTES
--------------------------------------------------------------------------------

         The values of indexed securities and structured notes are linked to currencies, other securities, interest rates, commodities, indices or other financial indicators ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). An indexed security or structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, an indexed security or structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

                              FORWARD COMMITMENTS
--------------------------------------------------------------------------------

         Each Portfolio may enter into commitments to purchase U.S. government securities or other securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "to be announced" transaction, a Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

         A Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, a Portfolio's forward commitment purchases could cause its net asset value to be more volatile. A Portfolio will direct its custodian to place cash or liquid securities in a separate account equal to the value of the commitments of the Portfolio to purchase securities on a forward commitment basis. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Each Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, a Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined. A Portfolio will direct its custodian to place the securities subject to a forward commitment in a separate account.

         Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See "Options and Futures Contracts." It is not expected that any Portfolio's purchases of forward commitments will at any time exceed, in the aggregate, 20% of that Portfolio's total assets.

                       RESTRICTED AND ILLIQUID SECURITIES
--------------------------------------------------------------------------------

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. No securities for which there is not a readily available market ("illiquid securities") will be acquired by any Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio's net assets (10% of net assets for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio).

         Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is "liquid." The Portfolios intend to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as "liquid." The Boards have delegated to a Portfolio's investment adviser the responsibility for determining whether a particular security eligible for trading under this rule is "liquid."

         Illiquid securities may be difficult to value, and a Portfolio may have difficulty disposing of such securities promptly. The Portfolios do not consider foreign securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the U.S.

                                  SHORT SALES
--------------------------------------------------------------------------------

         A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline. When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the other party to the transaction. Short sales involve certain expenses and entail risks. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The net proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Portfolio's gain is limited to the price at which it sold the security short, its potential loss is unlimited if the Portfolio does not own the security.

         The staff of the Securities and Exchange Commission is of the opinion that a short sale involves the creation of a senior security and is, therefore, subject to the limitations of Section 18 of the 1940 Act. The staff has taken the position that in order to comply with the provisions of Section 18, the Portfolio must put in a segregated account (not with the broker) an amount of cash or securities equal to the difference between: (a) the market value of the securities sold short at the time they were sold short, and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. It is currently expected that no more than 10% of the Portfolio's net assets will be used as collateral or deposited in a segregated account in connection with short sales.

                    SECURITIES OF OTHER INVESTMENT COMPANIES
--------------------------------------------------------------------------------

         Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Portfolios may invest in both closed-end and open-end investment companies.

                             REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

         A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by a Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. A Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price.

               REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWING
--------------------------------------------------------------------------------

         A reverse repurchase agreement is a portfolio management technique in which a Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, including interest payment. While engaging in reverse repurchase agreements, each Portfolio will maintain cash or securities in a segregated account at its custodian bank with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose a Portfolio to greater fluctuations in the value of its assets and renders the segregated assets unavailable for sale or other disposition.

         The Portfolios may also enter into dollar roll transactions in which a Portfolio sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

         Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing (including reverse repurchase agreements), a Portfolio will not make investments while its borrowing is in excess of 5% of its total assets.

                         LOANS OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         A Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. No Portfolio presently expects to have on loan at any given time securities totaling more than one-third of its net assets. A Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.

                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

         The turnover rates of the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio for the fiscal year ended June 30, 1997 were 435.47%, 419.26% and 384.80%, respectively. While it is impossible to predict portfolio turnover rates, the Legg Mason Fund Adviser Large Cap Value Portfolio, the Legg Mason Fund Adviser Mid Cap Value Portfolio, the U.S. Small Cap Portfolio, the Batterymarch Emerging Markets Portfolio, the Batterymarch International Equity Portfolio, the Western Asset Enhanced Equity Portfolio, the Western Asset High Yield Portfolio and the Western Asset Non-U.S. Portfolio expect that their average turnover rate will not exceed 100%, 100%, 175%, 50%, 75%, 400%, 200%, and [300%] respectively. The
Legg Mason Fund Adviser/Western Asset Balanced Portfolio expects that the average turnover rate will not exceed 100% and 450% for the equity portion and fixed income portion, respectively, of its portfolio.

         The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of a Portfolio's investment policies, under certain market conditions a Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.

                       ALTERNATIVE INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

         At times a Portfolio's investment adviser may judge that conditions in the securities markets make pursuing the Portfolio's typical investment strategy inconsistent with the best interests of its shareholders. At such times, the investment adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, a Portfolio may invest without limit in equity securities, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments, or in other securities the investment adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Portfolio will use these alternative strategies.

                            NEW INVESTMENT PRODUCTS
--------------------------------------------------------------------------------

         New types of mortgage-backed and asset-backed securities, derivative instruments and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, each Portfolio expects to invest in those new types of securities and instruments that its investment adviser believes may assist the Portfolio in achieving its investment objective.

                              INVESTMENT POLICIES
--------------------------------------------------------------------------------

         Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. Changes to fundamental investment policies require shareholder approval; the Directors may change any non-fundamental investment policy without shareholder approval.

PERFORMANCE DATA
--------------------------------------------------------------------------------

         Advertisements and other communications to shareholders or prospective investors may include performance information about a Portfolio. "Yield" for each class of shares of a Portfolio (other than the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio) is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period. Yield for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio is derived from the income generated by an investment in a Portfolio over a stated seven-day period. This income is "annualized," i.e., the average daily net income generated by the investment during that week is assumed to be generated each day over a 365-day period, and is shown as a percentage of the investment. "Effective yield" is calculated similarly but assumes that the income earned by an investment is reinvested.

         "Total return" is a measurement of the overall change in value, including changes in share price and assuming reinvestment of distributions, of an investment in a Portfolio. "Cumulative total return" shows a Portfolio's performance over a specific period of time. "Average annual total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Portfolio invested at the maximum public offering price.

         Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Portfolio operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results with those of other mutual funds and other investment vehicles. Performance information is based on historical performance and should not be viewed as representative of a Portfolio's future performance. The investment return and principal value of an investment in a Portfolio (other than the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio, which attempt to maintain a stable net asset value per share) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Portfolio performance may be compared to that of various indexes. See the SAI.

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------


                              BOARDS OF DIRECTORS
--------------------------------------------------------------------------------

         The business affairs of each Corporation are managed under the direction of a Board of Directors, and the Directors of the Corporations are responsible for generally overseeing the conduct of the relevant Portfolios' business. Information about the Directors and executive officers of each Corporation may be found in the SAI.

         Each Board of Directors has retained LM Institutional Advisors, Inc. and the relevant advisers to furnish a continuing investment program for the Portfolios and make investment decisions on their behalf, subject to such policies as the Directors may determine.

                   MANAGER, ADVISERS, AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

         The Portfolios are managed by LM Institutional Advisors, Inc. (the "Manager" or "LMIA"). The Manager is a Maryland corporation formed on January 20, 1982 and is a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company. The Manager's address is 100 Light Street, Baltimore, Maryland 21202.

         In order to assist in carrying out its responsibilities, the Manager has retained various advisers to render advisory services to the Portfolios. The Manager pays the fees of the advisers. LMFA has been retained as the adviser for each of the Legg Mason Fund Adviser Large Cap Value Portfolio, the Legg Mason Fund Adviser Mid Cap Value Portfolio and the equity portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio. [__________] has been retained as the adviser for the U.S. Small Cap Portfolio. Batterymarch has been retained as the adviser for the Batterymarch International Equity Portfolio and the Batterymarch Emerging Markets Portfolio. Western Asset has been retained as adviser for the Western Asset Money Market Portfolio, the Western Asset Government Money Market Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Core Portfolio, the Western Asset High Yield Portfolio, and the fixed income portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio. WAGM has been retained as adviser for the Western Asset Non-U.S. Portfolio. Information about each of the advisers is set forth below.

         LMFA. LMFA acts as adviser or manager to seventeen investment company portfolios which had aggregate assets under management of approximately $___ billion as of December 31, 1997. LMFA's address is 100 Light Street, Baltimore, Maryland 21202. LMFA is a subsidiary of Legg Mason, Inc.

         WESTERN ASSET. Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Western Asset were approximately $__ billion as of December 31, 1997. The address of Western Asset is 117 East Colorado Boulevard, Pasadena, CA 91105.

         WAGM. WAGM, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by WAGM were approximately $__billion as of December 31, 1997. The address of WAGM is 155 Bishopsgate, London, England.

         BATTERYMARCH. Batterymarch, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $__ billion as of December 31, 1997. The address of Batterymarch is 200 Clarendon Street, Boston, Massachusetts 02116.

         Each Portfolio pays the Manager a monthly fee based on the average net assets of the Portfolio and the Manager pays a Portfolio's Adviser a monthly fee based on the average net assets of the Portfolio at the following rates:

Portfolio                         Manager      Manager Fee       Adviser     Adviser Fee
----------------------------------------------------------------------------------------
Legg Mason Fund Adviser             LMIA           0.60%           LMFA         0.  %
  Large Cap Value
----------------------------------------------------------------------------------------
Legg Mason Fund Adviser             LMIA           0.60%           LMFA         0.  %
  Mid Cap Value
----------------------------------------------------------------------------------------
U.S. Small Cap                      LMIA           0.65%                        0.  %
----------------------------------------------------------------------------------------
Batterymarch Emerging               LMIA           0.65%       Batterymarch     0.  %
  Markets
----------------------------------------------------------------------------------------
Batterymarch International          LMIA           0.65%       Batterymarch     0.  %
  Equity
----------------------------------------------------------------------------------------
Western Asset Enhanced              LMIA           0.50%       Western Asset    0.  %
  Equity
----------------------------------------------------------------------------------------
Legg Mason Fund Adviser/            LMIA           0.60%       LMFA/Western     0.  %
   Western Asset Balanced                                      Asset
----------------------------------------------------------------------------------------
Western Asset Money                 LMIA           0.25%       Western Asset    0.  %
   Market
----------------------------------------------------------------------------------------
Western Asset                       LMIA           0.25%       Western Asset    0.  %
   Government Money
   Market
----------------------------------------------------------------------------------------
Western Asset Limited               LMIA           0.30%       Western Asset    0.  %
   Duration
----------------------------------------------------------------------------------------
Western Asset                       LMIA           0.40%       Western Asset    0.  %
   Intermediate
----------------------------------------------------------------------------------------
Western Asset Core                  LMIA           0.45%       Western Asset    0.  %
----------------------------------------------------------------------------------------
Western Asset High Yield            LMIA           0.45%       Western Asset    0.  %
----------------------------------------------------------------------------------------
Western Asset Non-U.S. Fixed Income LMIA           0.40%       WAGM             0.  %
----------------------------------------------------------------------------------------

         PORTFOLIO MANAGERS. The names and business experience for the past five years for each portfolio manager is set forth in the following chart.

--------------------------------------------------------------------------------------------------------
                                                             Portfolio Manager and Business Experience
                 Portfolio                                              (past five years)
                 ---------                                   -----------------------------------------
--------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser Large Cap Value                    William H. Miller, III is a portfolio manager
 Portfolio                                                 and President of LMFA.  Mr. Miller has been
                                                           employed by LMFA since 1982.
--------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser Mid Cap Value                      William H. Miller, III (see above)
  Portfolio
--------------------------------------------------------------------------------------------------------
U.S. Small Cap Portfolio                                   [To be provided.]
--------------------------------------------------------------------------------------------------------
Batterymarch Emerging Markets Portfolio                    Batterymarch emerging markets team
--------------------------------------------------------------------------------------------------------
Batterymarch International Equity Portfolio                Batterymarch developed markets (EAFE) team
--------------------------------------------------------------------------------------------------------
Western Asset Enhanced Equity Portfolio                    Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Legg Mason Fund Adviser/Western Asset                      Equity portion:  William H. Miller, III (see
Balanced Portfolio                                         above)
                                                           Fixed income portion:  Western Asset
                                                           Management Investment Strategy Group
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
Western Asset Money Market Portfolio                       Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset Government Money Market                      Western Asset Management Investment
Portfolio                                                  Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset Limited Duration Portfolio                   Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset Intermediate Portfolio                       Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset Core Portfolio                               Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset High Yield Portfolio                         Western Asset Management Investment
                                                           Strategy Group
--------------------------------------------------------------------------------------------------------
Western Asset Non-U.S. Fixed Income Portfolio              Western Asset Global Management
                                                           Investment Strategy Group
--------------------------------------------------------------------------------------------------------

                                THE DISTRIBUTOR
--------------------------------------------------------------------------------

         Legg Mason Wood Walker, Inc. ("Legg Mason") is the distributor of each Portfolio's shares. Legg Mason pays certain expenses in connection with the offering of shares of each Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolios bear the expenses of preparing, setting in type and mailing the prospectuses, SAIs and periodic reports to existing shareholders.

         Arroyo Seco, Inc. ("Arroyo Seco"), a wholly owned subsidiary of Western Asset, is also authorized to offer certain of the Portfolios' shares for sale to its customers. The Portfolios make no payments to Arroyo Seco in connection with the offer or sale of their shares, and Arroyo Seco does not collect any commissions or other fees from customers in connection with the offer or sale of the Portfolios' shares.

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Each Portfolio's adviser places all orders for the purchase and sale of portfolio investments with brokers or dealers selected by it in its discretion. It will seek the best price and execution of each Portfolio's orders. However, the adviser may pay higher commission rates than the lowest available when it believes it is reasonable to do so in light of the value of brokerage and research services provided by the broker effecting the transaction. The adviser may also consider sales of shares of the Portfolio (or other Portfolios or other funds managed by it or its affiliates, to the extent permitted by applicable law) in selecting broker-dealers to execute Portfolio transactions. The Portfolios may use Legg Mason, among others, as broker for agency transactions in listed and over-the counter securities at commission rates and under circumstances consistent with the policy of best execution.

         Some securities considered by an adviser for purchase by a Portfolio may also be appropriate for other clients served by the adviser. Transactions in such securities will be allocated among the Portfolios and such other clients in a manner considered fair and reasonable by the adviser.

                                 ADMINISTRATOR
--------------------------------------------------------------------------------

         LMFA (the "Administrator") serves as the Portfolios' administrator and manages the non-investment affairs of the Portfolios, directs matters related to the operation of the Portfolios and provides office space and administrative staff for the Portfolios. For its services as administrator of the Portfolios, the Administrator receives a fee, computed daily and paid monthly from each Portfolio at the annual rate of up to 0.05% of that Portfolio's average net assets.

                                    EXPENSES
--------------------------------------------------------------------------------

         Each Portfolio pays its share of all expenses of the relevant Corporation that are not assumed by the Manager, the Administrator, the relevant adviser or other parties, including Directors', auditing, legal, custodial, transfer agency and distribution fees (which are in turn allocated to the Financial Intermediary Class of shares).

ORGANIZATION AND HISTORY
--------------------------------------------------------------------------------

         LM Institutional Fund Advisors I, Inc. ("LM Institutional I") and LM Institutional Fund Advisors II, Inc. ("LM Institutional II") were incorporated in Maryland on May 16, 1990 and __________, respectively. Prior to _________, 1998, LM Institutional I was known as "Western Asset Trust, Inc."

         Each Portfolio is an open-end, diversified management company, except for Western Asset Non-U.S. Fixed Income Portfolio, which is a non-diversified company. The Directors of each Corporation may, without shareholder approval, create, in addition to the Portfolios, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the Directors may determine.

         Each Corporation has a total of five billion shares of common stock at par value $0.001. Each share has one vote, with fractional shares voting proportionally. Voting on matters pertinent only to a particular Portfolio, such as the adoption of an investment advisory contract for that Portfolio, is limited to that Portfolio's shareholders. Shares of all classes of a Portfolio will vote together as a single class except when otherwise required by law or as determined by the Directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if a Portfolio were liquidated, would receive the net assets of that Portfolio. Voting rights are not cumulative, and all shares of the Portfolios are fully paid and nonassessable and have no preemptive or conversion rights.

         Although no Portfolio intends to hold annual shareholder meetings, it will hold a special meeting of shareholders when the Investment Company Act of 1940 (the "1940 Act") requires a shareholder vote on certain matters (including the election of Directors in certain cases or approval of an advisory contract). A Portfolio will also call a special meeting of shareholders at the request of 25% or more of the shares entitled to vote, or at the request of 10% or more of the shareholders for the purpose of considering the removal of one or more Directors. Shareholders wishing to call such a meeting should submit a written request to the Secretary of the relevant Corporation, stating the purpose of the proposed meeting and the matters to be acted upon.

         Although each Portfolio is offering only its own shares in this Prospectus, it is possible that a Portfolio might become liable for any misstatement in the Prospectus about another Portfolio. The Directors have considered this factor in approving the use of a single prospectus.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The Portfolios offer two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a 12b-1 fee. See "Distribution Plans" below for more information.

                               INITIAL INVESTMENT
--------------------------------------------------------------------------------

         Prior to or concurrent with the initial purchase of shares in any Portfolio, each investor must open an account for that Portfolio by completing and signing an Application and mailing it to Boston Financial Data Services (the "Transfer Agent" or "BFDS") at the following address: P.O. Box 953, Boston, Massachusetts 02103. In general, an investor must make a minimum initial investment of $1,000,000 to open an account in any Portfolio. Thereafter, there is no minimum for subsequent investments. The Portfolios reserve the right to change the minimum requirements at their discretion. An employee benefit or retirement plan is not subject to the minimum investment requirement provided the plan has more than $5,000,000 in assets.

         A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) ("close of the Exchange") will be effected at that day's net asset value. An order received after the close of the Exchange will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

         Purchases of shares can be made by wiring federal funds to State Street Bank and Trust Company. Purchases of shares of the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio may ONLY by made by federal funds wire. Before wiring federal funds, the investor must first telephone the Portfolio at [TELEPHONE #] to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the Portfolio and class of shares to be purchased; amount being wired; and name of the wiring bank.

         Funds should be wired through the Federal Reserve System to:

                  State Street Bank and Trust Company
                  ABA # 011-000-028
                  LM Institutional Fund Advisors [insert name of Portfolio] [Insert your account name and number]

         The wire should state that the funds are for the purchase of shares of a specific Portfolio and include the account name and number. With respect to Portfolios whose policy is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the relevant Portfolio, the order will be effected at that day's net asset value, but dividends will not begin to accrue until the following business day.

         Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Portfolio. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio in question. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values it portfolio securities for purposes of determining net asset value. See "How Each Portfolio Values Its Shares," below. Investors who wish to purchase Portfolio shares through the contribution of securities should contact the Portfolio at [TELEPHONE #] for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Portfolio has full discretion to reject any securities offered as payment for shares. As described below, each Portfolio may offer Financial Intermediary Class shares that are offered primarily through financial intermediaries. Each Portfolio may pay financial intermediaries for their services out of that class's assets. Legg Mason and its affiliates (including the Manager and the advisers) may also from time to time, at their own expense, make payments to financial intermediaries that sell shares of the Portfolio. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.

         Any shares purchased or received as a distribution will be credited directly to the investor's account.

                             ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

         Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases.

                           OTHER PURCHASE INFORMATION
--------------------------------------------------------------------------------

         Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

         Each Portfolio and Distributor reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio; to waive the minimum initial investment for certain investors; and to redeem shares if information provided in the Application should prove to be incorrect in any manner judged by a Portfolio to be material (e.g., in a manner such as to render the shareholder ineligible to purchase shares of a Portfolio). A Portfolio may suspend the offering of shares at any time and resume it at any time thereafter.

         Shares of the Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Portfolio are available for offer and sale in their State of residence. Shares of the Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

         Purchases and sales of Portfolio shares should be made for long-term investment purposes only. Each Portfolio reserves the right to restrict purchases of shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

                                RETIREMENT PLANS
--------------------------------------------------------------------------------

         Shares of the Portfolios are available for purchase by retirement plans, including 401(k) plans, 403(b) plans and Individual Retirement Accounts ("IRAs"). The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

                          ACCOUNT REGISTRATION CHANGES
--------------------------------------------------------------------------------

         Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

         Boston Financial Data Services
         P.O. Box 953
         Boston, Massachusetts, 02103

DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         The Board of Directors of each Corporation has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act with respect to shares of the Financial Intermediary Class of each Portfolio. Under the terms of each Plan, a Portfolio is permitted to pay, out of the assets of the Financial Intermediary Class of the Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium, and to reimburse certain other distribution-related expenses. Payments under the Plans for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio are currently limited to an annual rate of .10% of average daily net assets. For more information regarding the Plans and their terms, see the SAI.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

         Portfolio shares may be redeemed through three methods: (1) by sending a written request for redemption to the Transfer Agent at P.O. Box 953, Boston, Massachusetts, 02103; (2) by calling the Portfolio at [telephone]; or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify [Name] at [telephone] of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over [$10,000,000] may be initiated by telephone, but must be confirmed in writing prior to processing. With respect to telephone redemptions or transfers, the Transfer Agent will process orders based on instructions from a shareholder, or any person claiming to act as his or her representative, who can provide it with his or her account registration and address as it appears on its records. The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

         Upon receipt of a request in good order for redemption before the close of the Exchange on any day when the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined.

         Requests for redemption should indicate:

         1. The number of shares or dollar amount to be redeemed and the investor's shareholder account number;

         2. The investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

         3. Proof of authorization to request redemption on behalf of any co-owner of the account (please contact [NAME] for further details); and

         4. The name, address, and account number to which the redemption payment should be sent.

         The Portfolios reserve the right to modify or terminate the redemption procedures upon notice to shareholders.

         Payment of the redemption price normally will be made by wire three business days after receipt of a redemption request in good order. However, each Portfolio reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during other periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the Portfolio involved could be adversely affected by immediate payment. Redemption proceeds may also be paid in kind at the discretion of the Portfolio. Shareholders who receive a redemption in kind may incur costs to dispose of such securities.

         Shareholders of some investment companies have experienced difficulty contacting their funds by telephone during periods of intense market activity. Shareholders who are unable to contact a Portfolio by telephone and wish to make a redemption should follow the instructions for redeeming by mail or by wire.

         Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption or repurchase. If you have a question concerning the sale or redemption of shares, please contact [NAME] or the Transfer Agent.

         Any Portfolio may elect to close any shareholder account with a current value of less than $1 million by redeeming all of the shares in the account and mailing the proceeds to the investor. If a Portfolio elects to redeem the shares in an account, the shareholder will be notified that the account is below $1 million and will be allowed 30 days in which to make an additional investment in order to avoid having the account closed. Shares will be redeemed at the net asset value calculated on the day of redemption. Any Portfolio may change the $1 million minimum account balance from time to time without notice to shareholders.

                              SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

         When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). Each Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

         Shareholders in any Portfolio may exchange their shares for shares of the same class of any of the other Portfolios, provided that the other Portfolio is offering its shares of that class at the time of the proposed exchange. Investments by exchange among any of the Portfolios are made at the per share net asset values next determined after the order for exchange is received in good order.

         The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where a Portfolio believes doing so would be in its best interest, the Portfolio reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. For further information concerning the exchange privilege, or to make an exchange, please contact the Portfolio at [Boston Financial Data Services], [telephone].

NET ASSET VALUE
--------------------------------------------------------------------------------

         Net asset value per share of each class of shares is determined daily for each Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Portfolio's liabilities attributable to a given class of shares from its total assets attributable to the class and dividing the result by the number of shares of that class outstanding. Net asset value will not be determined on days on which the Exchange is closed.

         Except for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are valued at current market value. Current market value means the last sale price of the day for a comparable position, or, in the absence of any such sales, the mean between representative bid and asked prices obtained from a quotation reporting system. Securities with remaining maturities of 60 days or less are generally valued at amortized cost. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotations obtained from brokers and dealers or pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Directors, with reference to fixed income securities whose prices are more readily available and whose durations are comparable to those of the securities being valued.

         Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Directors or persons acting at their direction may determine in computing net asset value.

         Because of time zone differences, foreign exchanges and securities markets will usually be closed prior to the time of the closing of the Exchange and values of foreign investments will be determined as of the earlier closing of such exchanges and securities markets. However, events affecting the values of such foreign securities may occasionally occur between the earlier closings of such exchanges and securities markets and the closing of the Exchange which will not be reflected in the computation of the net asset value. If an event materially affecting the value of such foreign securities occurs during such period, then such securities will be valued at fair value as determined in good faith by the Directors or persons acting at their direction.

         The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio each attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation as permitted by SEC Rule 2a-7. Neither Portfolio can guarantee that the net asset value will always remain at $1.00 per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

         The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio declare as a dividend at the close of the Exchange each business day, to shareholders of record as of 12:00 noon that day, substantially all of their net investment income since the prior business day's dividend. The Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio pay dividends monthly.

         The Legg Mason Fund Adviser Large Cap Value Portfolio, the Western Asset Enhanced Equity Portfolio, the Legg Mason Fund Adviser/Western Asset Balanced Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Core Portfolio, the Western Asset High Yield Portfolio and the Western Asset Non-U.S. Fixed Income Portfolio declare and pay dividends quarterly out of their net investment income for that quarter. All other Portfolios declare and pay dividends annually out of their net investment income for that year. Distributions of net realized capital gains are made annually.

         Shareholders may elect to receive dividends and distributions in one of four ways:

                  1) Receive both dividends and other distributions in shares of the same class of the distributing Portfolio;

                  2) Receive dividends in cash and other distributions in shares of the same class of the distributing Portfolio;

                  3) Receive dividends in shares of the same class of the distributing Portfolio and other distributions in cash; or

                  4) Receive both dividends and other distributions in cash.

         If no election is made, both dividends and other distributions are credited to a shareholder's Portfolio account in shares (of the same class as the shares already held) at the net asset value of the shares determined as of the close of the Exchange on the reinvestment date.

         For the Western Money Market Portfolio and the Western Asset Government Money Market Portfolio, reinvestment of dividends and other distributions occurs on the payment date. A shareholder who redeems all shares in the Western Asset Money Market Portfolio or the Western Asset Government Money Market Portfolio will receive all dividends and other distributions declared for that month cycle prior to the redemption date (i.e., all dividends and other distributions from the first day of that monthly cycle, if invested on that first day, to the date of the redemption). For the other Portfolios, reinvestment occurs on the ex-dividend date. An election to receive dividends or other distributions in cash rather than additional shares may be made by notifying the Transfer Agent in writing. The election must be received at least ten days before the payment date in order to be effective for distributions paid as of that date.

         If a shareholder has elected to receive dividends and/or other distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         The Directors reserve the right to revise the dividend policy or postpone the payment of dividends if warranted in their judgment due to unusual circumstances, such as an unexpected large expense, loss or fluctuation in net asset value.

TAX INFORMATION
--------------------------------------------------------------------------------

         Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all its net investment income and net realized capital gains to its shareholders on a current basis.

         Distributions from a Portfolio (whether paid in cash or reinvested in shares of the Portfolio) will be taxable to shareholders (other than IRAs, other qualified retirement plans and other tax-exempt investors) as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Shareholders will be taxable on distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) at two different tax rates pursuant to the Taxpayer Relief Act of 1997. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by a Portfolio as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in a Portfolio.

         Special tax rules apply to investments through defined contributions plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

         To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies, such as mortgage participation certificates guaranteed by GNMA, generally is not entitled to this exemption. Although there is no assurance that any such state and local exemptions will be available, shareholders will be advised of the portion of Portfolio distributions that might qualify for such an exemption.

         A Portfolio's investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, a Portfolio's yield on those securities would be decreased.

         If at the end of a Portfolio's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Portfolio may make an election to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Portfolio may be subject to certain limitations (including a holding period requirement, applicable to both a Portfolio and its shareholders, imposed by the Taxpayer Relief Act of 1997).

         A Portfolio's transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Portfolio's income distributions to constitute a return of capital for tax purposes or require a Portfolio to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

         Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject a Portfolio to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

         Early each year each Portfolio will notify its shareholders of the amount and tax status of distributions paid during that year.

         The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Shareholders are urged to consult their tax advisers with respect to the effects of this investment on their particular tax situation (including possible liability for state and local taxes).

APPENDIX  A  --  SECURITIES  RATINGS
--------------------------------------------------------------------------------

The following rating services describe rated securities as follows:

MOODY'S INVESTORS SERVICE, INC.

BONDS

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--       Leading market positions in well established industries.
--       High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned as actual or implied "BB" or "BB-" rating.

CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC -- The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C -- The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

SHORT TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 -- Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S -- Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D -- Default. Issues assigned this rating are in actual or imminent payment default.

LOC -- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

LM INSTITUTIONAL FUND ADVISORS

--------------------------------------------------------------------------------
CUSTODIAN:                                   TRANSFER AND SHAREHOLDER
STATE STREET BANK                            SERVICING AGENT:
   AND TRUST CO.                             BOSTON FINANCIAL DATA
P.O. Box 1713                                    SERVICES
Boston, Massachusetts 02105                  P.O. Box 953
                                             Boston, Massachusetts 02103



           [Legg Mason Institutional Fund Advisors Logo Appears Here]



COUNSEL:                                     INDEPENDENT ACCOUNTANT:
ROPES & GRAY
One International Place
Boston, MA 02110
(617) 951-7000
--------------------------------------------------------------------------------


                                 DISTRIBUTORS:

Legg Mason Wood Walker, Incorporated               Arroyo Secco, Inc.
100 Light Street                                   117 East Colorado Boulevard
P.O. Box 1476                                      Pasadena, CA 91105
Baltimore, MD 21203-1476                           626-844-9400
410-539-0000
800-822-5544

LM INSTITUTIONAL FUND ADVISORS                                     April 1, 1998
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

         LM Institutional Fund Advisors I, Inc. and LM Institutional Fund Advisors II, Inc. (each a "Fund" and together the "Funds") are each a no-load, open-end management investment company. LM Institutional Fund Advisors I, Inc. currently consists of eight separate professionally managed investment portfolios and LM Institutional Fund Advisors II, Inc. currently consists of six separate professionally managed investment portfolios. All fourteen portfolios are described in this Statement of Additional Information ("SAI"). Each of these portfolios is referred to herein as a "Portfolio".

         This SAI is not a prospectus and should be read in conjunction with the Prospectus for the Portfolios, dated April 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC"). Copies of the Portfolios' Prospectus are available without charge from Legg Mason Wood Walker, Inc. at 1-800-822-5544.

                               TABLE OF CONTENTS
                               -----------------


DEFINITIONS.....................................................................................................-1-

ADDITIONAL INFORMATION ABOUT
         INVESTMENT LIMITATIONS AND POLICIES....................................................................-2-

ADDITIONAL INFORMATION ABOUT SECURITIES,
         INVESTMENT TECHNIQUES AND RELATED RISKS................................................................-4-
         Ratings of Debt Obligations............................................................................-4-
         Mortgage-Related Securities............................................................................-5-
         Private Mortgage-Related Securities....................................................................-6-
         Asset-Backed Securities................................................................................-6-
         Non-Governmental Fixed Income and Other Debt Securities................................................-7-
         Restricted Securities..................................................................................-8-
         Borrowings.............................................................................................-8-
         Options on Securities..................................................................................-9-
         Futures Contracts and Options on Futures Contracts.....................................................-9-
         Risks Associated with Futures and Options.............................................................-11-
         Additional Risks of Options on Securities, Futures Contracts and Options on Futures
                  Contracts Traded on Foreign Exchanges........................................................-14-
         Cover for Hedging Strategies..........................................................................-14-
         Duration .............................................................................................-15-

VALUATION OF PORTFOLIO SHARES..................................................................................-15-
         Use of the Amortized Cost Method by the Money Market Portfolios.......................................-15-
         Monitoring Procedures.................................................................................-16-
         Investment Restrictions...............................................................................-16-

MANAGEMENT OF THE PORTFOLIOS...................................................................................-17-
         Directors and Officers................................................................................-17-
         Directors and Officers; LM Institutional Fund Advisors I, Inc. .......................................-17-
         Directors and Officers; LM Institutional Fund Advisors II, Inc........................................-21-
         Manager and Advisers..................................................................................-22-

PURCHASES AND REDEMPTIONS......................................................................................-29-

EXCHANGE PRIVILEGE.............................................................................................-29-

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................................................-30-


ADDITIONAL TAX INFORMATION.....................................................................................-31-

OTHER INFORMATION..............................................................................................-32-

PRINCIPAL HOLDERS OF SECURITIES................................................................................-33-

PERFORMANCE INFORMATION........................................................................................-34-

                                      -ii-

                                  DEFINITIONS

"Administrator"  means LMFA.

"Adviser" means the investment advisory firm that manages a Portfolio's assets. LMFA, Western Asset, Batterymarch and WAGM are each Advisers.

"Batterymarch" means Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, Massachusetts 02116. Batterymarch is the Adviser to the Batterymarch Emerging Markets Portfolio and the Batterymarch International Equity Portfolio.

"Code" means the Internal Revenue Code of 1986, as amended.

"Distributor" means the broker-dealer that is responsible for the distribution or sale of each Fund's shares. Legg Mason is each Fund's Distributor. Arroyo Secco, Inc. also serves as the Distributor of the Western Asset Money Market Portfolio, the Western Asset Government Money Market Portfolio, the Western Asset Core Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Enhanced Equity Portfolio, the Western Asset High Yield Portfolio and the Western Asset Non-U.S. Portfolio.

"Exchange" means the New York Stock Exchange.

"Fundamental Investment Limitation" means an investment limitation of a Portfolio that may be changed only with the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the relevant Portfolio or (b) 67% or more of the shares of the relevant Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of that Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are fundamental investment limitations. All other policies and restrictions may be changed without shareholder approval.

"Independent Director" means a Director of a Fund who is not an "interested person" (as defined in the 1940 Act) of that Fund.

"Legg Mason" means Legg Mason Wood Walker, Inc.

"LMFA" means Legg Mason Fund Advisers, Inc., 100 Light Street, Baltimore, MD 21202. LMFA is the Adviser to the Legg Mason Fund Adviser Large Cap Value Portfolio, the Legg Mason Fund Adviser Mid Cap Value Portfolio and the equity portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio and is the Funds' Administrator.

"Manager" means LM Institutional Fund Advisors, Inc., 100 Light Street, Baltimore, MD 21202.

"1940 Act"  means the Investment Company Act of 1940, as amended.

"NRSROs" means nationally recognized (or foreign) statistical rating organizations, including Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P").

"Plan" means each Fund's Distribution and Shareholder Services Plan.

"SEC" means the Securities and Exchange Commission.

"12b-1 Director" means a Director of a Fund who is an Independent Director and who has no direct or indirect financial interest in the operation of the Fund's Plan or the Fund's Underwriting Agreement.

"WAGM" means Western Asset Global Management Limited, 155 Bishopsgate, London, England. WAGM is the Adviser to the Western Asset International Securities Portfolio.

"Western Asset" means Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105. Western Asset is the Adviser to each Portfolio of LM Institutional Fund Advisors I, Inc. other than the Western Asset Non-U.S. Portfolio and is the Adviser to the fixed income portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio.

                          ADDITIONAL INFORMATION ABOUT
                       INVESTMENT LIMITATIONS AND POLICIES

         Each Portfolio has adopted certain fundamental investment limitations that are set forth below.

         Each Portfolio may:

         (1) lend or borrow money or other property to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         (2) issue senior securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         (3) not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time. Securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities will not be considered to represent an industry.

         (4) underwrite securities to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

         (5) purchase or sell commodities, commodities contracts, futures contracts, options, forward contracts or real estate to the fullest extent permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

Additional Information
----------------------

         The fundamental investment limitations set forth above limit a Portfolio's ability to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below, which are based either on the 1940 Act itself, the rules or regulations thereunder, or interpretations promulgated by the SEC. As such, these limitations of the 1940 Act are not "fundamental," that is, the limitations will change as the statute, rules, regulations or interpretations change, and no shareholder vote will be required or sought.

         Fundamental investment restriction (1). The 1940 Act presently limits a Portfolio's ability to borrow up to one-third of the value of its total assets. Borrowing by a Portfolio allows it to leverage its portfolio, which exposes it to certain risks. Leveraging increases the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the return from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Portfolio may only make loans if expressly permitted to do so by the Portfolio's investment policies, and a Portfolio may not make loans to persons who control or are under common control with the Portfolio. Thus, the 1940 Act effectively prohibits a Portfolio from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Portfolios may, however, make other loans which if made would expose shareholders to additional risks, such as the failure of the other party to repay the loan.

         Fundamental investment restriction (2). The ability of a mutual fund to issue senior securities is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. Certain portfolio management techniques such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, may be considered senior securities unless appropriate steps are taken to segregate a Portfolio's assets or otherwise cover its obligations.

         Fundamental investment restriction (3). "Concentration" is interpreted under the 1940 Act to mean investment of 25% or more of a Portfolio's total assets in a single industry. If a Portfolio were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Portfolio's performance would be largely dependent on that industry's performance. None of the Portfolios has reserved the right to concentrate in any industry. For purposes of this limitation, the Portfolios do not consider certificates of deposit or banker's acceptances issued by domestic branches of U.S. or foreign banks to be in a single industry. If, in the future, these instruments are considered to be in the same industry, the Portfolios reserve the freedom of action to concentrate in such an industry.

         Fundamental investment restriction (4). The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

         Fundamental investment restriction (5). This restriction would permit investment in commodities, commodities contracts (e.g., futures contracts or options), forward contracts or real estate to the extent permitted under the 1940 Act. However, it is unlikely that the Portfolios would make such investments, other than the use of futures contracts, options, forward contracts and certain real estate-related securities as explained in the Prospectus and this Statement of Additional Information. Each Portfolio, however, would like the ability to consider using these investment techniques in the future. Commodities, as opposed to commodity futures, represent the actual underlying bulk goods, such as grains, metals and food stuffs. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings, and such instruments are generally sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.

                    ADDITIONAL INFORMATION ABOUT SECURITIES,
                     INVESTMENT TECHNIQUES AND RELATED RISKS

RATINGS OF DEBT OBLIGATIONS

         Moody's, S&P and NRSROs are private organizations that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included as Appendix A to the Prospectus. A Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

MORTGAGE-RELATED SECURITIES

         Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed through" to investors such as the Portfolios. Most issuers or poolers provide guarantees of payments, regardless of whether the mortgagor actually makes the payment. The guarantees made by issuers or poolers are often backed by various forms of credit, insurance and collateral, although these may be in amounts less than the full obligation of the pool to its shareholders.

         Pools often consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolios may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

         All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, securities issued by the Government National Mortgage Association ("GNMA") tend to have a longer average life than participation certificates ("PCs") issued by the Federal Home Loan Mortgage Corporation ("FHLMC") because there is a tendency for the conventional and privately-insured mortgages underlying FHLMC PCs to repay at faster rates than the Federal Housing Administration and Veterans Administration loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

         In determining the dollar-weighted average maturity of a Portfolio, the Portfolio's Adviser will follow industry practice in assigning an average life to the mortgage-related securities held by each Portfolio unless the interest rate on the mortgages underlying the securities is such that a different prepayment rate is likely. For example, if a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, LMFA or Western Asset may deem it appropriate to change the projected average life for a Portfolio's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

         Yields on mortgage-related securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the yield expected on the basis of average life. Reinvestment of the prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. The compounding effect from reinvestments of monthly payments received by each Portfolio will increase the yield to shareholders compared to bonds that pay interest semi-annually.

PRIVATE MORTGAGE-RELATED SECURITIES

         Certain private mortgage pools are organized in such a way that the SEC staff considers them to be closed-end investment companies. Each Portfolio's investment in such pools is constrained by federal statute, which restricts investments in the shares of other investment companies.

         The private mortgage-related securities in which the Portfolios may invest include foreign mortgage pass-through securities ("Foreign Pass-Throughs"), which are structurally similar to the pass-through instruments described above. Such securities are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, specialized financial institutions and special purpose subsidiaries of the foregoing. Foreign Pass-Throughs usually are backed by a pool of fixed rate or adjustable-rate mortgage loans. Certain Foreign Pass-Throughs in which the Portfolios invest typically are not guaranteed by an entity having the credit status of GNMA, but generally utilize various types of credit enhancement.

ASSET-BACKED SECURITIES

         Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by interests in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which the Portfolios may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle is not certain.

NON-GOVERNMENTAL FIXED INCOME AND OTHER DEBT SECURITIES

         A Portfolio's investments in fixed income and other debt securities of non-governmental domestic or foreign issuers are limited to fixed income or other debt obligations (bonds, debentures, notes and other similar instruments) which meet the minimum ratings criteria set forth for the Portfolio or, if unrated, are determined by the Portfolio's Adviser to be of comparable quality to fixed income or other debt obligations in which the Portfolio may invest.

         Where one of the NRSROs has assigned an investment grade rating to an instrument and others have given it a lower rating, the Portfolios may consider the instrument to be investment grade. The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Portfolios' Boards of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

         Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         Adverse economic developments can disrupt the market for lower-rated securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio's net asset value.

         Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.

RESTRICTED SECURITIES

         Restricted securities may be sold only (1) pursuant to SEC Rule 144A or other exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended. Rule 144A securities, although not registered in the U.S., may be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended. Each Portfolio's Adviser, acting pursuant to guidelines established by its Board of Directors, may determine that some Rule 144A securities are liquid for purposes of limitations on the amount of illiquid investments a Portfolio may own. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

BORROWINGS

         The 1940 Act requires a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

         Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolios may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

OPTIONS ON SECURITIES

         A Portfolio may purchase call options on securities for any purpose. For example, a call option may be purchased by a Portfolio on a security that its Adviser intends to include in the Portfolio's investment portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

         A Portfolio may purchase put options on securities for any purpose. For example, a put option may be purchased by a Portfolio in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables a Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

         A Portfolio may also write call and put options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         Each Portfolio will limit its use of futures contracts and futures options to hedging transactions or other circumstances permitted to registered investment companies by regulatory authorities. For example, a Portfolio might use futures contracts to attempt to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

         A futures contract on a security or foreign currency is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or foreign currency called for in the contract at a specified future time and at a specified price. A Portfolio may, for example, purchase a futures contract on a security or foreign currency when it intends to purchase securities or foreign currency but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of the security or the relative value of the foreign currency that a Portfolio intends to purchase in the future. A rise in the price of the security or foreign currency prior to its purchase may either be offset by an increase in the value of the futures contract purchased by a Portfolio or avoided by taking delivery of the security or foreign currency under the futures contract. Conversely, a fall in the market price of the underlying security or foreign currency may result in a corresponding decrease in the value of the futures position. A Portfolio may sell a futures contract on a security or foreign currency, for example, in order to continue to receive the income from a security or foreign currency, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

         A Portfolio may also purchase a call option on a futures contract to hedge against a market advance in securities or foreign currency which the Portfolio plans to acquire at a future date. The purchase of a call option on a futures contract is analogous to the purchase of a call option on an individual security or foreign currency which can be used as a temporary substitute for a position in the security itself. A Portfolio also may write covered call options on futures contracts as a partial hedge against a decline in the price of securities or foreign currency held in the Portfolio's investment portfolio, or purchase put options on futures contracts in order to hedge against a decline in the value of securities or foreign currency held in the Portfolio's investment portfolio. A Portfolio may write a covered put option as a partial anticipatory hedge.

         When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or a broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Under certain circumstances, such as during periods of high volatility, a Portfolio may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

         A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements) and the current market value of the option and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract which will be included in these calculations.

         A Portfolio will not enter into futures contracts or option positions if, immediately thereafter, the initial margin deposits plus premiums paid by it, less the amount by which any such options positions are "in-the-money" at the time of purchase, would exceed 5% of the fair market value of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures or options on futures. See "Additional Tax Information."

RISKS ASSOCIATED WITH FUTURES AND OPTIONS

         In considering the Portfolios' use of futures contracts and options, particular note should be taken of the following:

         (1) Positions in futures contracts and options may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts or options. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract and option prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract or option subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         (2) The ability to establish and close out positions in either futures contracts or exchange-listed options is also subject to the maintenance of a liquid secondary market. Consequently, it may not be possible for a Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts or options have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts. The inability to close out a futures or option position may also restrict the Portfolio's ability to sell the underlying security or currency at a time when the Adviser might otherwise do so.

         (3) Successful use by a Portfolio of futures contracts and options will depend upon its Adviser's ability to predict market movements, which may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to anticipated levels at some point in the future. There is, in addition, the risk that movements in the price of the futures contract or option will not correlate with movements in the prices of the securities or currencies being hedged. If the price of the securities or currencies being hedged has moved in a favorable direction, this advantage may be partially offset by losses in the futures or option position. In addition, if the Portfolio has insufficient cash, it may have to sell assets from its investment portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market; consequently, a Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures or option contract moves more than the price of the underlying securities or currencies, the Portfolio will experience either a loss or a gain on the futures contract or option that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

         (4) The value of an option position will reflect, among other things, the current market price of the underlying security, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or futures contract and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying market.

         (5) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures and options position and the securities or currencies being hedged, movements in the prices of futures and options contracts may not correlate perfectly with movements in the prices of the hedged securities or currencies due to price distortions in the futures and options markets. There may be several reasons unrelated to the value of the underlying securities or currencies which cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities or currencies and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market; such speculative activity in the futures market also may cause temporary price distortions. Third, participants could make or take delivery of the underlying securities or currencies instead of closing out their contracts. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures or options contracts over the short term. In addition, activities of large traders involving arbitrage and other investment strategies may result in temporary price distortions.

         (6) Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security, currency or futures contract. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount paid and any transaction costs.

         (7) Like options on securities, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

         (8) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged.

         (9) A Portfolio's activities in the futures and options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Portfolio also may save on commissions by using such contracts as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

         (10) A Portfolio may purchase and write both exchange-traded options and options traded on the OTC market. Exchange markets for options on debt securities exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Portfolios intend to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the Portfolios will enter into OTC options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Portfolios, there can be no assurance that a Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, a Portfolio may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Portfolio would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because a Portfolio must maintain a covered position with respect to any call option it writes on a security or futures contract the Portfolio may not sell the underlying security or futures contract or invest any cash, U.S. Government securities or short-term debt securities used as cover during the period it is obligated under such option. This requirement may impair a Portfolio's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS TRADED ON FOREIGN EXCHANGES

         Options on securities, options on currencies, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolios' ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

COVER FOR HEDGING STRATEGIES

         Each Portfolio will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds, and, if the guidelines so require, will set aside cash or liquid securities in a segregated account with its custodian in the amount prescribed, as marked to market daily. Securities, options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

DURATION

         Traditionally, a fixed income security's term to maturity was used to evaluate the sensitivity of the security's price to changes in interest rates. Duration is a measure of the expected life of a fixed income security on a cash flow basis, that was developed as a more precise method of evaluating such sensitivity. A security's term to maturity measures only the time until final payment of the security, and does not take into account the pattern of payments made prior to maturity. Duration takes time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time.

         There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

                          VALUATION OF PORTFOLIO SHARES

         As described in the Prospectus, securities owned by any of the Portfolios (other than the Money Market Portfolios) for which market quotations are readily available are valued at current market value. Securities are valued at the last sale price for a comparable position on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one market, the securities are generally valued on the market considered by the Adviser as the primary market.

         Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the Exchange, which events will not be reflected in a computation of a Portfolio's net asset value on that day. If events materially affecting the value of such investments occur during such time period, the investments will be valued at their fair value as determined in good faith by, or under the direction of, the Board of Directors.

USE OF THE AMORTIZED COST METHOD BY THE MONEY MARKET PORTFOLIOS

         The Board of Directors of the Money Market Portfolios has decided that the best method for determining the value of securities held by the Money Market Portfolios is amortized cost. Under this method, portfolio instruments are valued at acquisition cost as adjusted for amortization of premium or accrual of discount rather than at current market value. The Board of Directors continually assesses this method of valuation and recommends changes where necessary to assure that the Money Market Portfolios' investments are valued at their fair value as determined in good faith by, or under the direction of, the Directors.

         The Money Market Portfolios' use of the amortized cost method of valuing portfolio instruments held by it depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value per share at $1.00 per share, taking into account current market conditions and the Portfolio's investment objective.

MONITORING PROCEDURES

         The Board of Directors' procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will take any steps it considers appropriate if there is a difference of more than 0.5% between the two (such as redeeming in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

         Rule 2a-7 requires each Money Market Portfolio to limit its investments to instruments that present minimal credit risk, in the opinion of the Board, and are of high quality. The Rule also requires each Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days that is appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument considered under SEC rules to have a remaining maturity of more than 397 days can be purchased by the Money Market Portfolios. The Money Market Portfolios may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the relevant Money Market Portfolio will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         In periods of declining interest rates, the indicated daily yield on shares of each Money Market Portfolio computed by dividing the annualized daily income on the portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of each Money Market Portfolio computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS AND OFFICERS

         Each Fund's officers are responsible for the operation of each Fund under the direction of its Board of Directors. The officers and Directors of each Fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates Interested Directors.

DIRECTORS AND OFFICERS; LM INSTITUTIONAL FUND ADVISORS I, INC.

         The address of each officer and Director of LM Institutional Fund Advisors I, Inc. is 117 East Colorado Blvd., Pasadena, CA 91105, unless otherwise stated.

         William G. McGagh, 67(1,2,3), Chairman of the Board and Director; Consultant, McGagh Associates (corporate financial consulting), January 1989-present; Director of Pacific American Income Shares, Inc.; formerly: Senior Vice-President, Chief Financial Officer and Director of Northrop Corporation (military aircraft).

         Dr. Richard C. Gilman, 73(1,2,3), Director; President Emeritus of Occidental College, 1988-present; Director of Pacific American Income Shares, Inc.; formerly: President and Chief Executive Officer of Occidental College.

-------------------
         (1) Member of the Executive Committee of the Board. When the full Board is not in session, the Executive Committee may exercise all the powers held by the Board in the management of the business and affairs of the Fund that may be lawfully exercised by the full Board, except the power to declare a dividend, to authorize the issuance of stock, to recommend to stockholders any matter requiring stockholders' approval, to amend the By-Laws, or to approve any merger or share exchange which does not require shareholder approval.

         (2) Member of the Audit Committee of the Board. The Audit Committee meets with the Fund's independent accountants to review the financial statements of the Fund, the arrangements for special and annual audits, the adequacy of internal controls, the Fund's periodic reporting process, material contracts entered into by the Fund, the services provided by the accountants, any proposed changes in accounting practices or principles, the independence of the accountants; and to report on such matters to the Board.

         The Fund has no compensation committee.

         (3) Member of the Nominating Committee of the Board. The Nominating Committee is responsible for the selection and nomination of Disinterested Directors.

         *W. Curtis Livingston, III, 53(1), President and Director; President, Director and Chief Executive Officer of Western Asset (investment management firm), December 1980-present; President, Pacific American Income Shares, Inc.

         *Ronald L. Olson, 55(2,4), Director; Senior Partner, Munger, Tolles & Olson (a law partnership); Director of Pacific American Income Shares, Inc.

         *Louis A. Simpson, 59(5), Director; President and CEO Capital Operations of Government Employees Insurance Company (GEICO Corporation) since May 1993; Vice Chairman of GEICO (1985-1993); Senior Vice President and Chief Investment Officer of GEICO (1979-1985). Director of Pacific American Income Shares, Inc., Potomac Electric Power Company, Potomac Capital Investment Corporation, and Salomon Inc. Formerly: President and CEO of Western Asset.

         Ronald J. Arnault; 54, Director; President of RJA Consultants (energy industry financial consulting); member, Board of Governors of The Music Center of Los Angeles and the Center Theatre Group. Formerly: Executive Vice President, Chief Financial Officer and Director of ARCO; Director of Pacific American Income Shares, Inc.

         William E. B. Siart, 50, Director; Director of Pacific American Income Shares, Inc. Formerly: Chairman (1995-1996), Chief Executive Officer (1995-1996), President (1990-1996) of First Interstate Bancorp. Member of the Board of Trustees of the University of Southern California.

         Donna E. Barnes, 36, Secretary; Secretary, Pacific American Income Shares, Inc., since April 1996; Compliance Officer of Western Asset, 1991 - present. Formerly: Assistant Secretary of the Fund and Pacific American Income Shares, Inc., 1993-1996.

         Carl L. Eichstaedt, 36, Vice-President; Portfolio Manager of Western Asset since 1994; formerly: Senior Partner, Portfolio Manager of Harris Investment Management, 1993-1994; Portfolio Manager of Pacific Investment Management Company, 1992-1993; Director Fixed Income of Security Pacific Investment Managers, 1990-1992; and Vice President of Chemical Securities, Inc., 1986-1990.

         Kent S. Engel, 49, Vice-President; Director and Chief Investment Officer of Western Asset, 1969-present; Vice-President and Portfolio Manager of Pacific American Income Shares, Inc.

         Keith J. Gardner, 39, Vice-President; Portfolio Manager of Western Asset since 1994; formerly: Senior Portfolio Manager of Legg Mason, Inc., 1992-1994; Portfolio Manager of T. Rowe Price Associates, Inc., 1985-1992.

----------------
         (4) Mr. Olson may be deemed an interested person because the law firm in which he is a partner has provided certain services to the Fund and Western Asset.

         (5) Because Mr. Simpson is a Director of Salomon Inc., the parent company of a registered broker-dealer, Mr. Simpson may be an interested person.

         Scott F. Grannis, 47, Vice-President; Director and Economist, Western Asset, 1989-present; Director, Supershares Services Corp. (investment company services); formerly: Vice-President, Leland O'Brien Rubinstein (investment advisory firm), 1986-89.

         Ilene S. Harker, 41, Vice-President; Director of Administration and Controls, Western Asset, 1978-present; Vice President, Pacific American Income Shares, Inc., since April 1996; Formerly: Assistant Secretary of the Fund and Secretary of Pacific American Income Shares, Inc., 1993-1996.

         James W. Hirschmann, III, 36, Vice-President; Director of Marketing, Western Asset, April 1989-present; formerly: Vice-President and Director of Marketing, Financial Trust Corporation (bank holding company), January 1988 - April 1989; Vice-President of Marketing, Atalanta/Sosnoff Capital (investment management company), January 1986-January 1988.

         Marie K. Karpinski, 47, Vice-President and Treasurer; Vice-President and Treasurer of fifteen Legg Mason funds (open-end investment companies); Assistant Treasurer of Pacific American Income Shares, Inc. (closed-end investment company); Treasurer of LMFA, March 1986-present; Vice-President of Legg Mason, February 1992-present; Assistant Vice-President of Legg Mason, March 1989- February 1992.

         Randolph L. Kohn, 49, Vice-President; Director of Client Services, Western Asset, 1984-present.

         S. Kenneth Leech, 42, Vice-President; Director of Portfolio Management, Western Asset, May 1990-present; formerly: Senior Trader of Greenwich Capital, 1988-1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1985-1987.

         Edward A. Moody, 46, Vice-President; Director and Portfolio Manager, Western Asset.

         Joseph L. Orlando, 36, Vice-President; Marketing Executive of Western Asset; formerly: Regional Manager of T. Rowe Price Associates (investment management firm), January 1988-July 1992.

         Steven T. Saruwatari, 31, Assistant Treasurer; Senior Financial Officer, Western Asset; formerly: Controller-Finance for LaSalle Paper Company/Spicers Paper, Inc. (distributor of fine printing papers), June 1991-November 1994; and Senior Auditor for Coopers and Lybrand (international public accounting firm), September 1988-May 1991.

         Stephen A. Walsh, 37, Vice-President; Director and Portfolio Manager, Western Asset; formerly: Portfolio Manager and Trader of Security Pacific Investment Managers, Inc. (investment management company), 1989-1991.

         Officers and Directors of the Fund who are affiliated persons of the Manager, Western Asset, LMFA or Legg Mason receive no salary or fees from the Fund. Each Independent Director of the Fund receives a fee of $2,000 annually for serving as a Director, and a fee of $500 and related expenses per Portfolio for each meeting of the Board of Directors attended by them. The Chairman of the Board receives an additional $1,000 per year for serving in that capacity.

         The following table provides certain information relating to the compensation of the Fund's Directors and senior executive officers for the fiscal year ended June 30, 1997.

--------------------------------------------------------------------------------------------------------
                                                                               Aggregate Compensation
                                                  Total Compensation           From the Fund and Complex
Name of Person and Position                       From the Fund*               Paid to Directors**

--------------------------------------------------------------------------------------------------------
William G. McGagh -                               $12,000                      $20,400
Chairman of the Board and Director
--------------------------------------------------------------------------------------------------------
Dr. Richard C. Gilman - Director                  $10,500                      $18,500
--------------------------------------------------------------------------------------------------------
Ronald L. Olson - Director                        $10,500                      $18,600
--------------------------------------------------------------------------------------------------------
W. Curtis Livingston, III - President             none                         none
and Director
--------------------------------------------------------------------------------------------------------
Norman Barker, Jr. - Director                     $10,000                      $20,400
--------------------------------------------------------------------------------------------------------
Louis A. Simpson - Director                       $10,500                      $18,600
--------------------------------------------------------------------------------------------------------
William E. B. Siart - Director***                 $500                         $500
--------------------------------------------------------------------------------------------------------
Ronald J. Arnault - Director***                   $0                           $0
--------------------------------------------------------------------------------------------------------
Ilene S. Harker - Vice President                  none                         none
--------------------------------------------------------------------------------------------------------
Marie K. Karpinski - Vice President               none                         none
and Treasurer
--------------------------------------------------------------------------------------------------------
*Represents fees paid to each person during the fiscal year ended June 30, 1997.
**Represents aggregate compensation paid to each person during the calendar year ended December 31, 1996. The complex consists of the Fund and Pacific American
Income Shares, Inc.
--------------------------------------------------------------------------------------------------------

DIRECTORS AND OFFICERS; LM INSTITUTIONAL FUND ADVISORS II, INC.

         The business address of each officer and Director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

   [NAME, [AGE] POSITION; PRINCIPAL OCCUPATION; PARTICIPATION ON COMMITTEES]

         Officers and Directors of the Fund who are affiliated persons of the Manager, the Advisers, LMFA or Legg Mason, receive no salary or fees from the Fund. Each Independent Director receives an annual retainer and a per meeting fee [describe compensation]:

         The following table provides certain information relating to the compensation of the Fund's Directors and senior executive officers.


--------------------------------------------------------------------------------------------------------
Name of Person and Position                Total Compensation From             Aggregate Compensation
                                           the Fund*                           From the Fund and Complex
                                                                               Paid to Directors**
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
*Represents fees expected to be paid to each person during the fiscal year ended
March 31, 1998.
**Represents aggregate compensation paid to each person during the calendar year ended December 31, 1997. There are ten open-end investment companies in the Legg
Mason Complex (with a total of __________ funds).
--------------------------------------------------------------------------------------------------------

MANAGER AND ADVISERS

         THE MANAGER. The Manager serves as investment manager to the Funds under separate Investment Management Agreements dated _________, 1998 between the Manager and each Fund (collectively, the "Management Agreement"). The Management Agreement was most recently approved by each Board of Directors, including a majority of Independent Directors, on _________, 1998.

         Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Fund's Board of Directors, for the actual management of the Fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. The Manager also is responsible for the compensation of Directors and officers of the Fund who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Funds' investments to the Advisers.

         Each Portfolio pays all of its other expenses which are not assumed by the Manager or the Administrator. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the Directors who are not "interested persons" of the Manager, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolios for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolios also are liable for such nonrecurring expenses as may arise, including litigation to which a Portfolio or the Fund may be a party. The Fund may also have an obligation to indemnify its Directors and officers with respect to litigation.

         Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Management Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the relevant Fund, and may be terminated immediately upon the mutual written consent of the Manager and the relevant Fund.

ADVISERS

         WESTERN ASSET. Western Asset serves as Adviser to the Western Asset Enhanced Equity Portfolio, the Western Asset Money Market Portfolio, the Western Asset Government Money Market Portfolio, the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio, the Western Asset Core Portfolio, the Western Asset High Yield Portfolio, and the fixed income portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio under an Investment Advisory Agreement dated _________, 1998 between Western Asset and the Manager (the "Western Asset Advisory Agreement"). The Western Asset Advisory Agreement was most recently approved by each Board of Directors, including a majority of the Independent Directors, on _______, 1998.

         Under the Western Asset Advisory Agreement, Western Asset is responsible, subject to the general supervision of each Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Western Asset receives from the Manager for its services an advisory fee as described in the Prospectus.

         Under the Western Asset Advisory Agreement, Western will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Western Asset Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Western Asset Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the relevant Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by Western Asset, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         Western Asset served as investment adviser to LM Institutional Fund Advisors I, Inc. under an Investment Advisory Agreement dated August 24, 1990, and as amended on February 8, 1996, between Western Asset and the Fund covering the Western Asset Limited Duration Portfolio and Western Asset Core Portfolio ("Advisory Agreement I"), an Investment Advisory Agreement dated February 10, 1994, and as amended on February 8, 1996, between Western Asset and the LM Institutional Fund Advisors I, Inc. covering the Western Asset Intermediate Portfolio ("Advisory Agreement II"), and an Investment Advisory Agreement dated June 30, 1992, between Western Asset and the LM Institutional Fund Advisors I, Inc. covering the Western Asset International Securities Portfolio. The rate of compensation payable to Western Asset under Advisory Agreement I and Advisory Agreement II was the same as that payable to the Manager with respect to the relevant Portfolios.

         For the Western Asset Core Portfolio, Western Asset received $2,006,880 (prior to fees waived of $22,402), $1,548,346 (prior to fees waived of $111,421) and $963,008 (prior to fees waived of $69,442) for the years ended June 30, 1997, 1996 and 1995, respectively. For the Western Asset Intermediate Portfolio, Western Asset received $568,685 (prior to fees waived of $158,505), $130,938 (prior to fees waived of $130,938) and $29,571 (prior to fees waived of $29,571) for the years ended June 30, 1997, 1996 and 1995, respectively. For the Western Asset Limited Duration Portfolio, Western Asset waived all advisory fees for the year ended June 30, 1997 and for the period May 1, 1996 (commencement of operations) to June 30, 1996.

         LMFA. LMFA serves as Adviser to the Legg Mason Fund Adviser Large Cap Value Portfolio, the Legg Mason Fund Adviser Mid Cap Value Portfolio and the equity portion of the Legg Mason Fund Adviser/Western Asset Balanced Portfolio under an Investment Advisory Agreement dated _________, 1998 between LMFA and the Manager (the "LMFA Advisory Agreement"). The LMFA Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on _______, 1998.

         Under the LMFA Advisory Agreement, LMFA is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. LMFA receives from the Manager for its services an advisory fee as described in the Prospectus.

         Under the LMFA Advisory Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the LMFA Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The LMFA Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by LMFA, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         BATTERYMARCH. Batterymarch serves as the Adviser to the Batterymarch Emerging Markets Portfolio and the Batterymarch International Equity Portfolio under an Investment Advisory Agreement dated _________, 1998 between Batterymarch and the Manager (the "Batterymarch Advisory Agreement"). The Batterymarch Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on __________, 1998.

         Under the Batterymarch Advisory Agreement, Batterymarch is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolios' assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this Statement of Additional Information. Batterymarch also is responsible for the compensation of Directors and officers of the Fund who are employees of Batterymarch or its affiliates. Batterymarch receives from the Manager for its services to the Portfolios' an advisory fee as described in the Prospectus.

         Under the Batterymarch Advisory Agreement, Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolios in connection with the performance of the Batterymarch Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The Batterymarch Advisory Agreement terminates automatically upon assignment and is terminable with respect to any Portfolio at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of that Portfolio's outstanding voting securities, or by Batterymarch, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         WAGM. WAGM serves as Adviser to the Western Asset Non-U.S. Fixed Income Portfolio, under an Investment Advisory Agreement dated ___________, 1998, between the Manager and WAGM (the "WAGM Advisory Agreement"). The WAGM Advisory Agreement was most recently approved by the Board of Directors, including a majority of the Independent Directors, on __________, 1998.

         Under the WAGM Advisory Agreement, WAGM is responsible, subject to the general supervision of the Fund's Board of Directors and the Manager, for the actual management of the Portfolio's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objective and policies described in the Prospectus and this Statement of Additional Information. WAGM also is responsible for the compensation of Directors and officers of the Fund who are employees of WAGM or its affiliates. WAGM receives from the Manager for its services to the Portfolio an advisory fee as described in the Prospectus.

         Under the WAGM Advisory Agreement, WAGM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the WAGM Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

         The WAGM Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by WAGM, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

         ADMINISTRATOR

         LMFA serves as the administrator for the Funds under an Administration Agreement with LM Institutional Fund Adviser Portfolios I, Inc. dated August 24, 1990 covering the Western Asset Core Portfolio and the Western Asset Limited Duration Portfolio, an Administration Agreement with LM Institutional Fund Adviser Portfolios I, Inc. dated February 10, 1994 covering the Western Asset Intermediate Portfolio, an Administration Agreement with LM

Institutional Fund Adviser Portfolios I, Inc. dated June 30, 1992 covering the Western Asset International Securities Portfolio, and an Administration Agreement with each Fund dated ___________, 1998 covering the other Portfolios (together, the "Administration Agreement").

         Under the Administration Agreement, the Administrator is obligated to provide each Fund with office space and certain officers, to oversee accounting and recordkeeping services provided by a Fund's custodian and transfer and dividend-disbursing agent, and to provide certain shareholder services not provided by a Fund's transfer and dividend-disbursing agent.

         For the Western Asset Core Portfolio and Western Asset Limited Duration Portfolio, the Administrator receives for its services to the Fund an administrative fee, calculated daily and payable monthly, at an annual rate equal to 0.10% of each Portfolio's average daily net assets. Effective July 1, 1991, the Administrator voluntarily agreed to limit its annual fee to 0.05% of each Portfolio's average daily net assets. This agreement is voluntary and may be terminated at any time. For services to the Portfolios, the Administrator receives a fee, calculated daily and payable monthly, at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

         For the Western Asset Core Portfolio, the Administrator received fees of $250,860, $193,547 and $120,376 for the years ended June 30, 1997, 1996 and
1995, respectively. For the Western Asset Intermediate Portfolio, the Administrator received fees of $81,241 for the year ended June 30, 1997 and waived all administrative fees for the years ended June 30, 1996 and 1995. For the Western Asset Limited Duration Portfolio, the Administrator received fees of $10,092 and $1,202 (prior to fees waived of $69) for the year ended June 30, 1997 and the period May 1, 1996 (commencement of operations) to June 30, 1996.

         DISTRIBUTORS

         Legg Mason acts as a distributor of the shares of LM Institutional Fund Advisors I, Inc. pursuant to an Underwriting Agreement with that Fund dated August 24, 1990 and amended ___________________. Legg Mason also acts as distributor of the shares of LM Institutional Fund Advisors II, Inc. pursuant to an Underwriting Agreement with that Fund dated __________, 1998 (together, the "Underwriting Agreement").

         Legg Mason is not obligated to sell any specific amount of Fund shares and receives no compensation pursuant to the Underwriting Agreement. The Underwriting Agreement is terminable with respect to any Portfolio without penalty, at any time, by vote of a majority of the

Fund's Independent Directors, or by vote of the holders of a majority of the shares of that Portfolio, or by Legg Mason upon 60 days' notice to the Fund.

         Each Fund has adopted a Plan which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plans, the aggregate fees may not exceed an annual rate of 0.25% of each Portfolio's average daily net assets attributable to Financial Intermediary Class shares. Fees for the Western Asset Money Market Portfolio and the Western Asset Government Money Market Portfolio are currently limited to the annual rate of 0.10% of average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of Shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only.

         The Plan was approved by Legg Mason Fund Adviser, Inc., as sole shareholder of the Financial Intermediary Class of each Portfolio on _________, 1998. Legg Mason may pay all or a portion of the fee to its investment executives.

         Each Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class shares. Any change in a Plan that would materially increase the distribution cost to a Portfolio requires shareholder approval; otherwise the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described.

         In accordance with Rule 12b-1, each Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

         Arroyo Seco, Inc. ("Arroyo Seco"), 117 East Colorado Boulevard, Pasadena, CA 91105, a wholly owned subsidiary of Western Asset, is also authorized to offer the shares of LM Institutional fund Advisors I, Inc. for sale to its customers pursuant to an Agreement dated November 9, 1995. This Agreement was most recently approved by the Board of Directors of LM Institutional Fund Advisors I, Inc., including a majority of the Independent Directors, on _________, 1998.

         LM Institutional Fund Advisors I, Inc. makes no payments to Arroyo Seco in connection with the offer or sale of the Fund's shares, and Arroyo Seco does not collect any commissions or other fees from customers in connection with the offer or sale of the Fund's shares. Arroyo Seco is not obligated to sell any specific amount of Fund shares. The Agreement is terminable without penalty, at any time, by vote of a majority of the Fund's Directors, a majority of the Fund's Independent Directors, or a majority of the Fund's outstanding shares, or by Arroyo Seco upon 60 days' notice to the Fund.

                            PURCHASES AND REDEMPTIONS

         The Funds reserve the right to modify or terminate the mail, telephone or wire redemption services described in the Prospectus at any time. The Funds also reserve the right to suspend or postpone redemptions (1) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Funds normally utilize is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Funds' investments or determination of their net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Funds' shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The Funds agree to redeem shares of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the relevant Portfolio's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Fund reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                               EXCHANGE PRIVILEGE

         Shareholders in any of the Portfolios are entitled to exchange their shares for shares of the other Portfolios, provided that the shares of those Portfolios are eligible for sale in the shareholder's state of residence, and are being offered at the time.

         When a shareholder decides to exchange shares of a Portfolio, the relevant Fund's transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of the Portfolio selected. Redemptions of shares of the Portfolio will be made at their net asset value determined on the same day that the request is received in proper order, if received before the close of business of the Exchange. If the request is received by the transfer agent after the close of business on the Exchange, shares will be redeemed at their net asset value determined as of the close of the Exchange on the next day the Exchange is open.

         There is no charge for the exchange privilege and no sales charge imposed on an exchange, but the Portfolios reserve the right to modify or terminate the exchange privilege at any time. For more information concerning the exchange privilege, or to make an exchange, please contact the Portfolios.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the various Advisory Agreements and Sub-Advisory Agreements, the Advisers are responsible for the execution of the Portfolios' transactions. In selecting brokers or dealers, the Advisers must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to brokers or dealers who provide research and analysis. The Portfolios may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolios, the Advisers will also take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's or dealer's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

         Consistent with the policy of obtaining most favorable price and execution, an Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers or dealers a higher brokerage commission or spread than may be charged by other brokers or dealers. Such research, analysis and other services may be useful to an Adviser in connection with services to clients other than the Portfolios. An Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The Portfolios may not buy securities from, or sell securities to, an Adviser or its affiliated persons as principal, except as permitted by the rules and regulations of the SEC. Subject to certain conditions, the Portfolios may purchase securities that are offered in underwritings in which an affiliate of an Adviser is a participant, although the Portfolios may not make such purchases directly from such affiliate.

         The Advisers will select brokers to execute portfolio transactions. In the over-the-counter market, the Portfolios generally will deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Investment decisions for the Portfolios are made independently from those of other funds and accounts advised by the Advisers. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in larger volume transactions may produce better executions and prices. Brokerage commissions paid on transactions were as follows: for the years ended June 30, 1997, 1996 and 1995, the Western Asset Core Portfolio paid $150,548, $97,148 and $59,330, respectively; the Western Asset Intermediate Portfolio paid $50,835, $11,655 and $5,970, respectively; the Western Asset Limited Duration Portfolio paid $7,170 and $0 for the years ended June 30, 1997 and the period ended June 30, 1996, respectively; and the Western Asset International Securities Portfolio paid $15,440, $9,685, and $0, respectively. No brokerage commissions were paid by any Portfolio to affiliated persons.

                           ADDITIONAL TAX INFORMATION

GENERAL REQUIREMENTS FOR "PASS-THROUGH" TREATMENT

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or futures ) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

         A distribution declared by a Portfolio in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the distribution is paid by the Portfolio during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls.

ORIGINAL ISSUE DISCOUNT

         A Portfolio may purchase debt securities issued with original issue discount. Original issue discount that accrues in a taxable year will be treated as income earned by the Portfolio and therefore an equivalent amount must be distributed to satisfy the distribution requirement and avoid imposition of the 4% excise tax. Because the original issue discount earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds thereof to make distributions in amounts necessary to satisfy those distribution requirements. A Portfolio may realize capital gains or losses from such dispositions, which would increase or decrease the Portfolio's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities (and options and futures), held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

MISCELLANEOUS

         If a Portfolio invests in shares of preferred stock or otherwise holds dividend-paying securities as a result of exercising a conversion privilege, a portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

         If shares of any Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         Dividends and interest received by a Portfolio, and gains realized by a Portfolio on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

                                OTHER INFORMATION

         LM Institutional Fund Advisors I, Inc. is a Maryland corporation, incorporated on May 16, 1990 and was known as Western Asset Trust, Inc. prior to _________, 1998. LM Institutional Fund Advisors I, Inc.'s capitalization consists of five billion shares of common stock with a par value of $0.001 each. LM Institutional Fund Advisors II, Inc. is a Maryland corporation, incorporated on_________, 1998, and its capitalization also consists of five billion shares of common stock with a par value of $0.001 each. The Board of Directors of either Fund may establish additional portfolios (with different investment objectives and fundamental policies) or classes of shares within a portfolio at any time in the future. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of a Fund's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a

Portfolio, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio.

         Prior to __________, the Western Asset Core Portfolio was known as the Core Portfolio; the Western Asset Limited Duration Portfolio was known as the Limited Duration Portfolio; the Western Asset Intermediate Portfolio was known as the Intermediate Portfolio; and the Western Asset Money Market Portfolio was known as the Money Market Portfolio.

                         PRINCIPAL HOLDERS OF SECURITIES

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Core Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
Newspaper and Mail Deliverers' Publishers' Pension Fund              6.93%
41-18 27th Street
Long Island City, NY 11101-3825
--------------------------------------------------------------------------------
Thompson Consumer Electronics, Inc.                                  6.80%
600 North Sherman Drive
Indianapolis, IN 46201-2598
--------------------------------------------------------------------------------
BHP Copper-Group                                                     6.29%
7400 N. Oracle Road
Suite 200
Tucson, AZ 85704
--------------------------------------------------------------------------------
Houghton Mifflin Company Pension Plan                                5.08%
222 Berkeley Street
Boston, MA 02116-3764
--------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Core Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
State Street Bank & Trust Company                                   15.89%
Solomon Willard Bldg.
Enterprise Drive
North Quincy, MA 02171
--------------------------------------------------------------------------------
Northern Trust Company                                              10.81%
50 S. LaSalle Street
Chicago, IL 60675
--------------------------------------------------------------------------------
Bankers Trust                                                        9.08%
648 Grassmere Park Road
2nd Floor
Nashville, TN 37211
--------------------------------------------------------------------------------
Newspaper and Mail Deliverers' Publishers' Pension Fund              6.93%
41-18 27th Street
Long Island City, NY 11101-3825
--------------------------------------------------------------------------------

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Intermediate Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
Harn Industries                                                     14.02%
P.O. Box 554
Milwaukee, WI 53201
--------------------------------------------------------------------------------
MA Hanna Master Trust                                               12.16%
200 Public Square
Cleveland, OH 44114-2301
--------------------------------------------------------------------------------
Mac & Co.                                                            9.72%
[address to follow]

--------------------------------------------------------------------------------
Anne Arundel County MD Master Trust                                  9.68%
44 Calvert Street
Annapolis, MD 21404
--------------------------------------------------------------------------------
Allergan Inc.                                                        6.79%
2625 Dupont Drive
P.O. Box 19534
Irvin, CA 92713-9354
--------------------------------------------------------------------------------
Harvard Industries, Inc.                                             6.43%
2502 N. Rocky Point Drive
Tampa, FL 33607
--------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Intermediate Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
Marshall & Ilsley Trust Co.                                         14.02%
1000 N. Water Street
Milwaukee, WI 53202
--------------------------------------------------------------------------------
Northern Trust Company                                              12.16%
50 LaSalle Street
Chicago, IL 60675
--------------------------------------------------------------------------------
Boatmen's Trust Company                                             11.32%
[address to come]

--------------------------------------------------------------------------------
Key Trust                                                            9.94%
P.O. Box 94870
Cleveland, OH 44101
--------------------------------------------------------------------------------
State Street Bank & Trust                                            9.68%
P.O. Box 1992
Boston, MA 02105
--------------------------------------------------------------------------------
First Union National Bank                                            7.07%
401 S. Tryon Street
Charlotte, NC 28202
--------------------------------------------------------------------------------
Mac & Co.                                                            6.79%
Mellon Bank NA
Pittsburgh, PA 16230
--------------------------------------------------------------------------------

         Set forth below is a table which contains the name, address and percentage of ownership of each person who is known by the Fund to own beneficially five percent or more of the outstanding shares of the Western Asset Limited Duration Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
Western Michigan University                                         37.82%
Investment & Endowment Mgmt.
1083 Seibert Admin. Bldg.
Kalamazoo, MI 49008
--------------------------------------------------------------------------------
University Athletic Assoc.                                          35.82%
P.O. Box 14485
Gainesville, FL 32604
--------------------------------------------------------------------------------
Good Shephard Medical                                               15.09%
P.O. Box 160
Westerville, OH 43086
--------------------------------------------------------------------------------
Northwestern Trust Co.                                              11.27%
600HFA Bldg.
914 S. 8th Street
Minneapolis, MN 55404
--------------------------------------------------------------------------------

         The following chart contains the name, address and percentage of ownership of each person who is known by the Fund to own of record five percent or more of the outstanding shares of the Western Asset Limited Duration Portfolio as of December 31, 1997:

--------------------------------------------------------------------------------
                                                                % of Ownership
                                                                     As of
         Name and Address                                      December 31, 1997
--------------------------------------------------------------------------------
Western Michigan University                                         37.82%
Investment & Endowment Mgmt.
1083 Seibert Admin. Bldg.
Kalamazoo, MI 49008
--------------------------------------------------------------------------------
University Athletic Assoc.                                          35.82%
P.O. Box 14485
Gainesville, FL 32604
--------------------------------------------------------------------------------
Strafe & Co.                                                        15.09%
P.O. Box 160
Westerville, OH 43086
--------------------------------------------------------------------------------
Northwestern Trust Co.                                              11.27%
600HFA Bldg.
914 S. 8th Street
Minneapolis, MN 55404
--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

         Each Portfolio may, from time to time, include its total return in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a class of shares of a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that class of shares over periods of one, five and ten years (up to the life of the class), calculated pursuant to the following formula: P (1 + T)(exponent n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid. The performance of each class of a Portfolio will differ because each class is subject to different expenses. The performance figures for the Portfolios shown below represent performance of the Institutional Class shares, the only class of shares in existence throughout the relevant periods.

         The Western Asset Core Portfolio's total returns as of June 30, 1997 were as follows:

                                                                   Average
                             Cumulative                             Annual
                             Total Return                        Total Return

One Year                           8.27%                             8.27%
Five Years                        47.05%                             8.02%
Life of Portfolio(A)              88.71%                             9.76%

(A) Portfolio's inception - September 4, 1990.

         The Western Asset Intermediate Portfolio's total returns as of June 30, 1997 were as follows:

                                                                  Average
                             Cumulative                            Annual
                             Total Return                       Total Return

One Year                           8.32%                             8.32%
Life of Portfolio(A)              25.40%                             7.83%

(A) Portfolio's inception - July 1, 1994.

         The Western Asset Limited Duration Portfolio's total returns as of June 30, 1997 were as follows:

                                                                  Average
                                    Cumulative                     Annual
                                    Total Return                Total Return

One Year                                7.42%                      7.42%
Life of Portfolio(A)                    8.23%                      7.01%

(A) Portfolio's inception - May 1, 1996.

         The current annualized yield for the Money Market Portfolios is based upon a specified seven-day period and is computed by determining the net change in the value of a hypothetical account in the Portfolio. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Money Market Portfolios may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as prescribed above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         Each Portfolio's performance may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current performance does not provide a basis for determining future performance. The fact that a Portfolio's performance will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Portfolio's performance with the performance of fixed-income investments. In comparing the performance of a Portfolio to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the performance and whether there are any special charges that may reduce the yield.

         From time to time each Portfolio may compare the performance of a Class of Shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Portfolios invest in many securities that are not included in the S&P 500.

         Each Portfolio may also cite rankings and ratings, and compare the return of a Class of Shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. Each Portfolio may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, Financial World, Money Magazine, Forbes, Business Week, Barron's, Fortune, the Kiplinger Letters, the Wall Street Journal, and the New York Times.

         Each Portfolio may compare the investment return of a Class of Shares to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Portfolio shares are not insured, the value of Portfolio shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

         Portfolio advertisements may reference the history of Legg Mason and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in a particular style of investing (e.g., growth or value).

         In advertising, each Portfolio may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. Each Portfolio may use other recognized sources as they become available.

         Each Portfolio may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         Each Portfolio may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500, and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         Each Portfolio may also include in advertising biographical information on key investment and managerial personnel.

         Each Portfolio may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through low price levels.

         Each Portfolio may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $[__] billion as of [December 31, 1997].

         In advertising, each Portfolio may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Funds' assets. Boston Financial Data Services, Inc., P.O. Box 953, Boston, Massachusetts 02103, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Funds reserve the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP, 1306 Concourse Dr., Linthicum, MD 21090, have been selected to serve as each Fund's independent accountants. The financial statements incorporated in this Prospectus and this Statement of Additional Information by reference to the Annual Reports to Shareholders of Western Asset

Trust Intermediate Portfolio, Western Asset Trust Limited Duration Portfolio and Western Asset Trust Core Portfolio for the year ended June 30, 1997 have been so incorporated in reliance upon the report of Price Waterhouse LLP, given on their authority as experts in accounting and auditing.

LEGAL COUNSEL

         Ropes & Gray, Boston, MA, serves as legal counsel to each Fund.

                              FINANCIAL STATEMENTS

         The audited financial statements of the Western Asset Limited Duration Portfolio, the Western Asset Intermediate Portfolio and the Western Asset Core Portfolio included in the Portfolios' Annual Reports to Shareholders for the year ended June 30, 1997 are hereby incorporated by reference into this Statement of Additional Information.

                           PART C. OTHER INFORMATION

Item 24.     Financial Statements and Exhibits
             ---------------------------------

             (a)  Financial Statements -- none

             (b)  Exhibits
                  (1)    Articles of Incorporation -- filed herewith
                  (2)    Bylaws -- none
                  (3)    Voting trust agreement -- none
                  (4)    Specimen security -- not applicable
                  (5)    (a) Investment advisory contracts -- none
                         (b) Investment sub-advisory agreements -- none
                  (6)    Underwriting Agreement -- none
                  (7)    Bonus, profit sharing or pension plans -- none
                  (8)    Custodian agreement -- none
                  (9)    (a) Transfer Agent agreement -- none
                         (b) Administration agreements -- none
                  (10)   Opinion of counsel -- none
                  (11) Other opinions, appraisals, rulings and consents Accountants' consent -- none
                  (12) Financial statements omitted from Item 23 -- not applicable
                  (13)   Agreement for providing initial capital -- none
                  (14)   Prototype retirement plans -- none
                  (15)   Plan pursuant to Rule 12b-1 -- none
                  (16) Schedule for computation of performance quotations -- none
                  (17)   Financial Data Schedules -- none

Item 25.     Persons Controlled by or under Common Control with Registrant
             -------------------------------------------------------------

             Registrant does not control any other person.

Item 26.     Number of Holders of Securities
             -------------------------------

                                           Number of Recordholders
Title of Class                             (as of [            ], 1998)
--------------                             ----------------------------
Shares of Capital Stock,
$.001 par value                          Institutional    Financial Intermediary
                                             Class                 Class
                                         ---------------------------------------

Legg Mason Fund Adviser Large Cap
  Value Portfolio
Legg Mason Fund Adviser Mid Cap
  Value Portfolio
U.S. Small Cap Portfolio
Batterymarch Emerging Markets Portfolio
Batterymarch International Equity Portfolio
Legg Mason Fund Adviser/Western Asset Balanced Portfolio

Item 27.     Indemnification
             ---------------

                Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Investment Adviser
             ----------------------------------------------------

                I. Western Asset Management Company ("Western"), adviser for the Legg Mason Fund Adviser/Western Asset Balanced Portfolio (fixed income portion only), is a registered investment adviser incorporated on October 5, 1971. Western is primarily engaged in the investment advisory business. Western also renders investment advice to other open-end registered investment companies, one closed-end registered investment company, and private accounts. Information as to the officers and directors of Western is included in its Form ADV filed on June 25, 1997 with the Securities and Exchange Commission (registration number 801-08162) and is incorporated herein by reference.

              II. Legg Mason Fund Adviser, Inc. ("Fund Adviser"), adviser for the Legg Mason Fund Adviser Large Cap Value Portfolio, Legg Mason Fund Adviser Mid Cap Value Portfolio and Legg Mason Fund Adviser/Western Asset Balanced Portfolio, is a registered investment adviser incorporated on January 20, 1982. Fund Adviser is engaged primarily in the investment advisory business. Fund Adviser also serves as investment adviser or manager to seventeen open-end registered investment companies. Information as to the officers and directors of Fund Adviser is included in its Form ADV filed August 11, 1997 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.

              III. Batterymarch Financial Management, Inc. ("Batterymarch"), adviser to the Batterymarch Emerging Markets Portfolio and Batterymarch International Equity Portfolio, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV filed June 27, 1997 with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

Item 29.     Principal Underwriters
             ----------------------

        (a)       Legg Mason Cash Reserve Trust
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Value Trust, Inc.
                  Legg Mason Tax-Exempt Trust, Inc.
                  Legg Mason Income Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.

        (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

                                  Position and                    Positions and
Name and Principal                Offices with                    Offices with
Business Address*                 Underwriter - LMWW              Registrant
------------------                ------------------              -------------

Raymond A. Mason                  Chairman of the                 None
                                  Board

John F. Curley, Jr.               Vice Chairman                   None
                                  of the Board

James W. Brinkley                 President and                   None
                                  Director

Edmund J. Cashman, Jr.            Senior Executive                None
                                  Vice President and
                                  Director

Richard J. Himelfarb              Senior Executive Vice           None
                                  President and
                                  Director

Edward A. Taber III               Senior Executive Vice           None
                                  President and
                                  Director

Robert A. Frank                   Executive Vice                  None
                                  President and
                                  Director

Robert G. Sabelhaus               Executive Vice                  None
                                  President and
                                  Director

Charles A. Bacigalupo             Senior Vice                     None
                                  President,
                                  Secretary and
                                  Director

F. Barry Bilson                   Senior Vice                     None
                                  President and
                                  Director

Thomas M. Daly, Jr.               Senior Vice                     None
                                  President and
                                  Director

Jerome M. Dattel                  Senior Vice                     None
                                  President and
                                  Director

Robert G. Donovan                 Senior Vice                     None
                                  President and
                                  Director

Thomas E. Hill                    Senior Vice                     None
One Mill Place                    President and
Easton, MD  21601                 Director

Arnold S. Hoffman                 Senior Vice                     None
1735 Market Street                President and
Philadelphia, PA  19103           Director

Carl Hohnbaum                     Senior Vice                     None
24th Floor                        President and
Two Oliver Plaza                  Director
Pittsburgh, PA  15222

William B. Jones, Jr.             Senior Vice                     None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C. 20006

Laura L. Lange                    Senior Vice                     None
                                  President and
                                  Director

Marvin H. McIntyre                Senior Vice                     None
1747 Pennsylvania                 President and
  Avenue, N.W.                    Director
Washington, D.C.  20006

Mark I. Preston                   Senior Vice                     None
                                  President and
                                  Director

Joseph Sullivan                   Senior Vice                     None
                                  President and
                                  Director

M. Walter D'Alessio, Jr.          Director                        None
1735 Market Street
Philadelphia, PA  19103

W. William Brab                   Senior Vice                     None
                                  President

Deepak Chowdhury                  Senior Vice                     None
255 Alhambra Circle               President
Coral Gables, FL  33134

Harry M. Ford, Jr.                Senior Vice                     None
                                  President

Dennis A. Green                   Senior Vice                     None
                                  President

William F. Haneman, Jr.           Senior Vice                     None
One Battery Park Plaza            President
New York, New York  10005

Theodore S. Kaplan                Senior Vice                     None
                                  President and
                                  General Counsel

Seth J. Lehr                      Senior Vice                     None
1735 Market St                    President
Philadelphia, PA  19103

Horace M. Lowman, Jr.             Senior Vice                     None
                                  President and
                                  Asst. Secretary

Robert L. Meltzer                 Senior Vice                     None
One Battery Park Plaza            President
New York, NY  10004

Jonathan M. Pearl                 Senior Vice                     None
1777 Reisterstown Rd.             President
Pikesville, MD  21208

John A. Pliakas                   Senior Vice                     None
125 High Street                   President
Boston, MA  02110

Gail Reichard                     Senior Vice                     None
                                  President

Timothy C. Scheve                 Senior Vice                     None
                                  President and
                                  Treasurer

Elisabeth N. Spector              Senior Vice                     None
                                  President

Robert J. Walker, Jr.             Senior Vice                     None
200 Gibraltar Road                President
Horsham, PA  19044

William H. Bass, Jr.              Vice President                  None

Nathan S. Betnun                  Vice President                  None

John C. Boblitz                   Vice President                  None

Andrew J. Bowden                  Vice President                  None

D. Stuart Bowers                  Vice President                  None

Edwin J. Bradley, Jr.             Vice President                  None

Scott R. Cousino                  Vice President                  None

Joseph H. Davis, Jr.              Vice President                  None
1735 Market Street
Philadelphia, PA  19380

Terrence R. Duvernay              Vice President                  None
1100 Poydras St.
New Orleans, LA 70163

John R. Gilner                    Vice President                  None

Richard A. Jacobs                 Vice President                  None

C. Gregory Kallmyer               Vice President                  None

Edward W. Lister, Jr.             Vice President                  None

Marie K. Karpinski                Vice President                  Vice President
                                                                  and Treasurer

Mark C. Micklem                   Vice President                  None
1747 Pennsylvania Ave.
Washington, DC  20006

Hance V. Myers, III               Vice President                  None
1100 Poydras St.
New Orleans, LA 70163

Gerard F. Petrik, Jr.             Vice President                  None

Douglas F. Pollard                Vice President                  None

K. Mitchell Posner                Vice President                  None
1735 Market Street
Philadelphia, PA  19103

Carl W. Riedy, Jr.                Vice President                  None

Jeffrey M. Rogatz                 Vice President                  None

Thomas E. Robinson                Vice President                  None

Douglas M. Schmidt                Vice President                  None

Robert W. Schnakenberg            Vice President                  None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino                Vice President                  None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                      Vice President                  None

Eugene B. Shephard                Vice President                  None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell              Vice President                  None

Alexsander M. Stewart             Vice President                  None
One World Trade Center
New York, NY  10048

Robert S. Trio                    Vice President                  None
1747 Pennsylvania Ave.
Washington, DC 20006

William A. Verch                  Vice President                  None

Lewis T. Yeager                   Vice President                  None

Joseph F. Zunic                   Vice President                  None

--------------
        * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

The following table sets forth information concerning each director and officer of Arroyo Seco, Inc. ("Arroyo").

                              Position and                Positions and
Name and Principal            Offices with                Offices with
Business Address**            Underwriter - Arroyo        Registrant
------------------            --------------------        -------------

Ilene S. Harker               Chief Executive             Vice President
                              Officer and Director

Donna E. Barnes               Corporate Secretary         Secretary

James W. Hirschmann           Director and Director       Vice President
                              of Marketing

Randolph L. Kohn              Director and Director of    Vice President
                              Client Services

Steven T. Saruwatari          Chief Financial Officer     Vice President

W. Curtis Livingston, III     Director                    President and Director

----------
        ** All addresses are 117 East Colorado Boulevard, Pasadena, California 91105, unless otherwise indicated.

             (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 30.     Location of Accounts and Records
             --------------------------------

                  State Street Bank and Trust Company
                  P.O. Box 1713
                  Boston, Massachusetts 02105

Item 31.     Management Services --  none
             -------------------

Item 32.     Undertakings
             ------------

             (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements, which need not be certified, for each of the Portfolios, within four to six months from the effective date of this post-effective amendment to Registrant's registration statement.

             (c) Registrant hereby undertakes to provide each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, LM Institutional Fund Advisors II, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 16th day of January, 1998.

                                        LM INSTITUTIONAL FUND ADVISORS II, INC.

                                        By: /s/ Edward A. Taber, III
                                            ------------------------

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                    Title                          Date
---------                                    -----                          ----
/s/ Edward A. Taber, III                     President                 January 16, 1998
------------------------
Edward A. Taber

/s/ James D. Cahn                            Director                  January 16, 1998
-----------------
James D. Cahn

/s/ Kathi D. Bair                            Director                  January 16, 1998
---------------------
Kathi D. Bair
